UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.1%)
Air Products & Chemicals, Inc.	13,271	980,594
Alcoa, Inc.	53,315	1,807,379
Allegheny Technologies, Inc.	6,253	667,133
Ball Corp.	6,330	290,231
Bemis Co.	6,371	212,728
Dow Chemical Co.	58,811	2,697,072
Du Pont EI de Nemours	56,662	2,800,803
Eastman Chemical Co.	5,128	324,756
Ecolab, Inc.	10,911	469,173
Freeport-McMoran Copper	23,017	1,523,495
Hercules, Inc.*	7,138	139,477
International Paper Co.	27,773	1,010,937
Intl. Flavors & Fragrances	4,794	226,373
MeadWestvaco Corp.	11,188	345,038
Monsanto Co.	33,325	1,831,542
Newmont Mining Corp. Hldg. Co.	27,650	1,161,024
Nucor Corp.	18,443	1,201,193
PPG Industries, Inc.	10,088	709,287
Pactiv Corp.*	8,123	274,070
Peabody Energy Corp.	16,229	653,055
Praxair, Inc.	19,643	1,236,723
Rohm & Haas Co.	8,727	451,360
Sealed Air Corp.	9,866	311,766
Sigma-Aldrich Corp.	8,070	335,066
Temple-Inland, Inc.	6,447	385,144
United States Steel Group	7,232	717,197
Vulcan Materials Co.	5,826	678,612
Weyerhaeuser Co.	12,950	967,883
		24,409,111
CONSUMER, CYCLICAL (10.0%)
Abercrombie & Fitch Co. Cl A	5,380	407,158
Amazon.com, Inc.*	19,069	758,756
AutoZone, Inc.*	3,090	395,953
Autonation, Inc.*	9,230	196,045
Bed Bath & Beyond, Inc.*	17,375	697,954
Best Buy Co., Inc.	24,821	1,209,279
Big Lots, Inc.*	6,684	209,076
Black & Decker Corp.	4,022	328,276
Brunswick Corp.	5,563	177,182
Carnival Corp.	27,164	1,272,905

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Centex Corp.	7,324	305,997
Circuit City Group, Inc.	8,727	161,711
Clear Channel Communications	30,424	1,066,057
Coach, Inc.*	22,697	1,135,985
Comcast Corp. Cl A*	190,694	4,948,509
D.R. Horton, Inc.	16,741	368,302
DIRECTV Group, Inc.*	47,497	1,095,756
Darden Restaurants, Inc.	8,902	366,673
Dillard’s, Inc. Cl A	3,733	122,181
Disney (Walt) Co.	125,599	4,324,374
Dollar General Corp.	19,132	404,642
Dow Jones & Co.	4,006	138,087
EW Scripps Co. Cl A	5,118	228,672
Eastman Kodak Co.	17,629	397,710
Family Dollar Stores, Inc.	9,297	275,377
Federated Dept Stores	32,200	1,450,610
Ford Motor Co.	116,040	915,556
Fortune Brands, Inc.	9,348	736,809
Gannett Co., Inc.	14,398	810,463
Gap, Inc.	32,307	556,003
General Motors Corp.	34,680	1,062,595
Genuine Parts Co.	10,410	510,090
Goodyear Tire & Rubber Co.*	11,052	344,712
Harley-Davidson, Inc.	15,819	929,366
Harman Intl. Inds	4,016	385,857
Harrah’s Entertainment, Inc.	11,429	965,179
Hasbro, Inc.	9,863	282,279
Hilton Hotels Corp.	23,849	857,610
Home Depot, Inc.	125,135	4,597,460
International Game Technology	20,719	836,633
Interpublic Grp. of Cos., Inc.	28,739	353,777
Johnson Controls, Inc.	12,048	1,139,982
Jones Apparel Group, Inc.	6,652	204,416
KB Home	4,713	201,104
Kohl’s Corp.*	20,051	1,536,107
Leggett & Platt	10,926	247,692
Lennar Corp.	8,411	355,028
Limited Brands, Inc.	20,971	546,504
Liz Claiborne, Inc.	6,343	271,798
Lowe’s Companies, Inc.	93,369	2,940,190

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Marriott International, Inc.	20,219	989,922
Mattel, Inc.	24,107	664,630
McDonald’s Corp.	73,791	3,324,285
McGraw-Hill Cos., Inc.	21,763	1,368,457
Meredith Corp.	2,366	135,785
NIKE, Inc. Cl B	11,588	1,231,341
New York Times Co. Cl A	8,780	206,418
Newell Rubbermaid, Inc.	17,021	529,183
News Corp, Inc.	143,858	3,325,997
Nordstrom, Inc.	14,027	742,589
Office Depot, Inc.*	16,995	597,204
OfficeMax, Inc.	4,597	242,446
Omnicom Group, Inc.	10,246	1,048,985
Penney (J.C.) Co., Inc.	13,795	1,133,397
Polo Ralph Lauren Corp.	3,735	329,240
Pulte Homes, Inc.	13,029	344,747
RadioShack Corp.	8,351	225,728
Sears Holding Corp.*	5,055	910,709
Sherwin-Williams Co.	6,848	452,242
Snap-On, Inc.	3,611	173,689
Stanley Works	5,078	281,118
Staples, Inc.	43,963	1,136,004
Starbucks Corp.*	46,045	1,443,971
TJX Companies, Inc.	27,904	752,292
Target Corp.	52,662	3,120,750
Tiffany & Co.	8,262	375,756
Time Warner, Inc.	233,951	4,613,514
Tribune Co.	10,898	349,935
V F Corp.	5,521	456,145
Wendy’s International, Inc.	5,366	167,956
Whirlpool Corp.	4,825	409,691
Windstream Corp.	29,231	429,403
Wyndham Worldwide Corp.*	11,582	395,525
Yum! Brands, Inc.	16,181	934,615
eBay, Inc.*	69,669	2,309,527
		79,183,633
CONSUMER, NON-CYCLICAL (9.9%)
Altria Group, Inc.	128,675	11,298,952
Anheuser-Busch Cos., Inc.	46,776	2,360,317
Archer-Daniels-Midland Co.	40,022	1,468,807

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Avon Products, Inc.	27,045	1,007,697
Brown-Forman Corp. Cl B	4,832	316,786
CVS Corp.	93,641	3,196,904
Campbell Soup Co.	13,391	521,579
Clorox Co.	9,268	590,279
Coca-Cola Co.	123,506	5,928,288
Coca-Cola Enterprises	17,065	345,566
Colgate-Palmolive Co.	31,480	2,102,549
ConAgra Foods, Inc.	30,974	771,562
Constellation Brands, Inc. Cl A	12,934	273,942
Costco Wholesale Corp.	27,734	1,493,199
Dean Foods Co.	7,906	369,526
Estee Lauder Co. Cl A	7,130	348,301
FNMA	59,347	3,239,159
General Mills, Inc.	21,163	1,232,110
Heinz (H.J.) Co.	19,918	938,536
Hershey Food Corp.	10,614	580,161
IAC Interactive Corp.*	13,315	502,109
Kellogg Co.	15,373	790,633
Kimberly Clark Corp.	27,977	1,916,145
Kraft Foods Inc.	11,780	372,955
Kroger Co.	43,409	1,226,304
McCormick & Co., Inc.	8,011	308,584
Molson Coors Brewing Co.	2,878	272,316
Pepsi Bottling Group, Inc.	8,061	257,065
PepsiCo, Inc.	100,419	6,382,632
Proctor & Gamble Co.	193,435	12,217,355
Reynolds American Inc	10,513	656,116
Safeway, Inc.	27,018	989,940
Sara Lee Corp.	44,973	760,943
Supervalu, Inc.	12,742	497,830
Sysco Corp.	37,830	1,279,789
Tyson Foods, Inc.	15,468	300,234
UST, Inc.	9,849	571,045
Wal-Mart Stores, Inc.	150,781	7,079,168
Walgreen Co.	61,366	2,816,086
Whole Foods Market, Inc.	8,620	386,607
Wrigley (Wm.) Jr. Co.	13,400	682,462
		78,650,538

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
ENERGY (9.9%)
Anadarko Petroleum	28,395	1,220,417
Apache Corp.	20,293	1,434,715
Ashland, Inc.	3,418	224,221
BJ Services Co.	17,980	501,642
Baker Hughes, Inc.	19,635	1,298,463
Chesapeake Energy Corp.	25,106	775,273
ChevronTexaco Corp.	132,304	9,785,204
ConocoPhillips	100,808	6,890,227
Consol Energy, Inc.	11,142	435,986
Devon Energy Corp.	27,252	1,886,383
ENSCO International, Inc.	9,251	503,254
EOG Resources, Inc.	14,961	1,067,318
El Paso Corp.	42,818	619,576
Exxon Mobil Corp.	349,089	26,338,765
HESS Corp.	16,526	916,697
Halliburton Co.	61,264	1,944,519
Integrys Energy Group Inc	4,608	255,790
Kinder Morgan, Inc.	6,582	700,654
Marathon Oil Corp.	21,207	2,095,888
Murphy Oil Corp.	11,505	614,367
Nabors Industries, Ltd.*	17,075	506,615
National-Oilwell, Inc.*	10,779	838,498
Noble Corporation*	8,276	651,156
Occidental Petroleum	51,388	2,533,942
Rowan Cos., Inc.	6,775	219,984
Schlumberger, Ltd.	72,262	4,993,304
Smith International, Inc.	12,225	587,411
Spectra Energy Corp.	38,497	1,011,316
Sunoco, Inc.	7,440	524,074
Transocean, Inc.*	17,963	1,467,577
Valero Energy Corp.	37,041	2,388,774
Weatherford Int’l., Ltd.*	20,737	935,239
Williams Cos., Inc.	36,658	1,043,287
XTO Energy, Inc.	22,561	1,236,568
		78,447,104
FINANCIAL (21.0%)
Ace, Ltd.	20,033	1,143,083
Aflac, Inc.	30,150	1,418,859
Allstate Corp.	37,938	2,278,556
Ambac Financial Group, Inc.	6,276	542,184

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
American Express Co.	73,108	4,123,291
American Int’l. Group, Inc.	159,515	10,722,598
Ameriprise Financial, Inc.	14,667	838,072
Aon Corp.	18,295	694,478
Apartment Investment & Mgmt. Co.	5,983	345,159
Archstone-Smith Trust	13,513	733,486
Avalonbay Communities	4,865	632,450
BB & T Corp.	33,232	1,363,177
Bank of America Corp.	274,219	13,990,653
Bank of New York Co., Inc.	46,352	1,879,574
Bear Stearns Cos., Inc.	7,344	1,104,170
Boston Properties	7,293	856,198
CB Richard Ellis Group Inc.*	11,453	391,464
CIT Group, Inc.	11,864	627,843
Capital One Financial Corp.	25,175	1,899,706
Charles Schwab Corp.	62,975	1,151,813
Chicago Mercantile Exchange	2,162	1,151,179
Chubb Corp.	25,053	1,294,489
Cincinnati Financial Corp.	10,597	449,313
Citigroup, Inc.	300,596	15,432,599
Comerica, Inc.	9,697	573,287
Commerce Bancorp (N.J.)	11,499	383,837
Compass Bancshares, Inc.	7,992	549,850
Countrywide Financial Corp.	36,165	1,216,591
Developers Divers Rlty.	7,770	488,733
E*Trade Financial Corp.*	26,192	555,794
Equity Residential	18,028	869,490
Federated Investors, Inc.	5,505	202,144
Fidelity Natl. Info. Svc., Inc	9,981	453,736
Fifth Third Bancorp	34,067	1,318,052
First Tennessee Natl. Bank	7,685	319,158
Franklin Resources, Inc.	10,265	1,240,320
Freddie Mac	42,491	2,527,790
Genworth Financial, Inc.	27,055	945,302
Goldman Sachs Group, Inc.	25,222	5,211,622
Hartford Fin, Svc .Gp., Inc.	19,634	1,876,618
Host Hotels & Resorts Inc.	32,117	844,998
Hudson City Bancorp, Inc.	30,346	415,133
Huntington Bancshares, Inc.	14,440	315,514
J.P. Morgan Chase & Co.	212,968	10,303,392

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Janus Capital Group	11,633	243,246
KeyCorp.	24,274	909,547
Kimco Realty Corp.	13,860	675,536
Legg Mason, Inc.	8,022	755,753
Lehman Brothers Hlds.	32,257	2,260,248
Lincoln National Corp.	16,972	1,150,532
Loews Corp.	27,657	1,256,458
M & T Bank Corp.	4,722	546,949
MBIA, Inc.	8,262	541,078
MGIC Investment Corp.	5,068	298,607
Marsh & McLennan Cos., Inc.	33,893	992,726
Marshall & Ilsley Corp.	15,679	726,094
Mellon Financial Corp.	25,505	1,100,286
Merrill Lynch & Co., Inc.	54,223	4,428,392
MetLife, Inc.	46,150	2,914,373
Moody’s Corp.	14,390	893,043
Morgan Stanley	65,274	5,140,980
National City Corp.	36,328	1,353,218
Northern Trust Corp.	11,563	695,399
PNC Financial Services Group	21,225	1,527,563
Plum Creek Timber Co.	10,871	428,535
Principal Financial Group Inc.	16,468	985,939
Progressive Corp. of Ohio	45,647	996,018
Prologis Trust	15,711	1,020,115
Prudential Financial, Inc.	28,757	2,595,607
Public Storage, Inc.	7,480	708,132
Realogy Corp.*	13,343	395,086
Regions Financial Corp.	44,867	1,586,946
SLM Corporation	25,168	1,029,371
Safeco Corp.	6,425	426,813
Simon Property Group	13,587	1,511,554
Sovereign Bancorp, Inc.	22,141	563,267
State Street Corp.	20,470	1,325,433
Suntrust Banks, Inc.	21,783	1,808,860
Synovus Financial Corp.	20,026	647,641
T. Rowe Price Group, Inc.	16,267	767,640
Torchmark Corp.	6,012	394,327
Travelers Cos inc	41,424	2,144,520
UNUM Provident Corp.	21,010	483,860
US Bancorp	108,601	3,797,777

7

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Vornado Realty Trust	7,994	954,004
Wachovia Corp.	116,850	6,432,592
Washington Mutual, Inc.	54,511	2,201,154
Wells Fargo & Company	207,159	7,132,484
Western Union Co.	47,333	1,038,959
XL Capital Limited	11,101	776,626
Zions Bancorporation	6,744	570,003
		166,809,046
HEALTHCARE (11.7%)
Abbott Laboratories	94,613	5,279,405
Aetna, Inc.	31,663	1,386,523
Allergan, Inc.	9,386	1,040,157
Amerisource Bergen Corp.	11,617	612,797
Amgen, Inc.*	71,582	4,000,002
Applera Corp.-Applied Biosys	11,254	332,781
Bard (C.R.), Inc.	6,290	500,118
Barr Pharmaceuticals, Inc.*	6,539	303,083
Bausch & Lomb, Inc.	3,332	170,465
Baxter International, Inc.	39,843	2,098,531
Becton Dickinson & Co.	14,997	1,153,119
Biogen Idec, Inc.*	20,996	931,803
Biomet, Inc.	15,017	638,072
Boston Scientific Corp.*	72,613	1,055,793
Bristol-Myers Squibb Co.	123,824	3,437,354
CIGNA Corp.	5,976	852,536
Cardinal Health, Inc.	24,544	1,790,485
Celgene Corp.*	23,150	1,214,449
Coventry Health Care*	9,778	548,057
Express Scripts, Inc.*	8,268	667,393
Forest Laboratories, Inc.*	19,489	1,002,514
Genzyme Corp. (Genl. Div)*	16,154	969,563
Gilead Sciences, Inc.*	28,491	2,179,562
Hospira, Inc.*	9,541	390,227
Humana, Inc.*	10,222	593,080
IMS Health, Inc.	11,965	354,882
Johnson & Johnson	177,450	10,693,137
King Pharmaceuticals, Inc.*	14,912	293,319
Laboratory Corp. of America*	7,505	545,088
Lilly (Eli) & Co.	60,494	3,249,133
Manor Care, Inc.	4,476	243,315

8

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
McKesson Corp.	18,067	1,057,642
Medco Health Solutions*	17,662	1,281,025
Medimmune, Inc.*	14,602	531,367
Medtronic, Inc.	70,608	3,464,028
Merck & Co., Inc.	132,837	5,867,410
Millipore Corp.*	3,307	239,658
Mylan Laboratories, Inc.	15,007	317,248
Patterson Cos., Inc.*	8,531	302,765
PerkinElmer, Inc.	7,507	181,820
Pfizer, Inc.	434,532	10,976,278
Quest Diagnostics, Inc.	9,764	486,931
Schering-Plough Corp.	91,221	2,327,048
St. Jude Medical, Inc.*	21,107	793,834
Stryker Corp.	18,282	1,212,462
Tenet Healthcare Corp.*	28,916	185,930
Thermo Fisher Scientific Inc*	25,754	1,204,000
UnitedHealth Group, Inc.	83,040	4,398,629
Varian Medical Systems, Inc.*	7,922	377,800
Waters Corp.*	6,226	361,108
Watson Pharmaceuticals, Inc.*	6,285	166,113
WellPoint, Inc.*	37,551	3,045,386
Wyeth	82,540	4,129,476
Zimmer Holdings, Inc.*	14,568	1,244,253
		92,678,954
INDUSTRIAL (12.1%)
3M Company	44,951	3,435,605
Allied Waste Industries*	15,635	196,845
American Standard Cos.	10,712	567,950
Apollo Group, Inc. Cl A*	8,581	376,706
Avery Dennison Corp.	5,618	361,013
Block (H. & R.), Inc.	19,762	415,792
Boeing Co.	48,394	4,302,711
Burlington North Santa Fe	22,009	1,770,184
C.H. Robinson Worldwide, Inc.	10,613	506,771
CBS Corp. Cl B	45,253	1,384,289
CSX Corp.	26,782	1,072,619
Caterpillar, Inc.	39,598	2,654,254
Cintas Corp.	8,299	299,594
Cooper Industries, Ltd.*	11,190	503,438
Cummins, Inc.	3,194	462,236

9

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Danaher Corp.	14,593	1,042,670
Deere & Co.	13,909	1,511,074
Donnelley R.R. & Sons	13,391	489,977
Dover Corp.	12,551	612,614
Eaton Corp.	8,964	749,032
Emerson Electric Co.	48,923	2,108,092
Equifax, Inc.	7,638	278,405
FedEx Corp.	18,831	2,023,014
Fluor Corp.	5,375	482,245
General Dynamics Corp.	24,877	1,900,603
General Electric Co.	630,508	22,294,763
Goodrich Corporation	7,687	395,727
Google, Inc.*	13,346	6,114,603
Grainger (W.W.), Inc.	4,391	339,161
Honeywell International, Inc.	49,047	2,259,105
ITT Industries, Inc.	11,147	672,387
Illinois Tool Works, Inc.	25,355	1,308,318
Ingersoll Rand Co.*	18,873	818,522
L-3 Communications Hldgs., Inc.	7,627	667,134
Lockheed Martin Corp.	21,736	2,108,827
Masco Corp.	24,011	657,901
Monster Worldwide, Inc.*	7,878	373,181
Norfolk Southern	24,341	1,231,655
Northrop Grumman Corp.	21,476	1,593,949
PACCAR, Inc.	15,222	1,117,295
Pall Corp.	7,542	286,596
Parker Hannifin Corp.	7,098	612,628
Pitney Bowes, Inc.	13,545	614,808
Raytheon Co.	27,358	1,435,201
Robert Half Intl., Inc.	10,299	381,166
Rockwell Automation, Inc.	10,158	608,159
Rockwell Collins	10,315	690,383
Ryder System, Inc.	3,707	182,903
Southwest Airlines Co.	48,337	710,554
Starwood Hotels & Resort World	13,173	854,269
Terex Corp.*	6,291	451,442
Textron, Inc.	7,673	689,035
Tyco International, Ltd.	121,233	3,824,901
Union Pacific Corp.	16,601	1,685,832
United Parcel Service Cl B	65,390	4,583,839

10

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
United Technologies Corp.	61,056	3,968,640
Verisign, Inc.*	15,031	377,579
Viacom Inc. Cl B*	42,439	1,744,667
Waste MGT Inc.	32,660	1,123,831
		96,286,694
TECHNOLOGY (13.4%)
ADC Telecommunications, Inc.*	7,190	120,361
Adobe Systems, Inc.*	36,081	1,504,578
Advanced Micro Devices, Inc.*	34,025	444,367
Affiliated Computer Svcs.*	6,016	354,222
Agilent Technologies, Inc.*	24,750	833,828
Altera Corp.	21,861	437,001
Analog Devices, Inc.	20,462	705,734
Apple Computer, Inc.*	52,846	4,909,922
Applied Materials, Inc.	85,649	1,569,090
Autodesk, Inc.*	14,207	534,183
Automatic Data Processing	33,741	1,633,064
Avaya, Inc.*	27,770	327,964
BMC Software, Inc.*	12,520	385,491
Broadcom Corp. Cl A*	28,912	927,208
CA Inc.	25,221	653,476
Ciena Corp.*	5,219	145,871
Cisco Systems, Inc.*	370,343	9,454,857
Citrix Systems, Inc.*	11,024	353,099
Cognizant Tech Solutions*	8,749	772,274
Computer Sciences Corp.*	10,621	553,673
Compuware Corp.*	19,881	188,671
Convergys Corp.*	8,379	212,910
Corning, Inc.*	96,246	2,188,634
Dell, Inc.*	139,283	3,232,758
EMC Corp.*	129,259	1,790,237
Electronic Arts, Inc.*	19,010	957,344
Electronic Data Systems Corp.	31,574	873,968
Embarq Corp.	9,230	520,111
First Data Corp.	46,170	1,241,973
Fiserv, Inc.*	10,460	555,008
Hewlett-Packard Co.	164,106	6,587,215
IBM Corp.	92,311	8,701,235
Intel Corp.	353,602	6,764,406
Intuit, Inc.*	21,004	574,669

11

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
JDS Uniphase Corp.*	12,949	197,213
Jabil Circuit, Inc.	11,324	242,447
Juniper Networks Inc.*	34,902	686,871
KLA Tencor Corp.	12,246	652,957
LSI Logic Corp.*	45,412	474,101
Lexmark Int’l, Inc.*	5,887	344,154
Linear Technology Corp.	18,352	579,740
Maxim Integrated Products, Inc.	19,663	578,092
Micron Technology, Inc.*	46,280	559,062
Microsoft Corp.	528,364	14,725,494
Molex, Inc. Cl A	8,654	244,043
Motorola, Inc.	146,567	2,589,839
NCR Corp.*	10,975	524,276
NVIDIA Corporation*	21,800	627,404
National Semiconductor Corp.	17,390	419,795
Network Appliance, Inc.*	22,751	830,867
Novell, Inc.*	20,786	150,075
Novellus Systems, Inc.*	7,710	246,874
Oracle Corp.*	244,663	4,435,740
PMC Sierra, Inc.*	13,023	91,291
Paychex, Inc.	20,797	787,582
QLogic Corp.*	9,752	165,784
Qualcomm, Inc.	101,569	4,332,934
Sabre Group Holdings, Inc.	8,204	268,681
Sandisk Corp.*	13,941	610,616
Sanmina Corp.*	32,527	117,748
Solectron Corp.*	55,431	174,608
Sun Microsystems, Inc.*	220,779	1,326,882
Symantec Corp.*	56,690	980,737
Tektronix, Inc.	5,035	141,786
Tellabs, Inc.*	26,814	265,459
Teradyne, Inc.*	11,635	192,443
Texas Instruments, Inc.	88,503	2,663,940
Unisys Corp.*	21,169	178,455
Xerox Corp.*	58,186	982,762
Xilinx, Inc.	20,348	523,554
Yahoo!, Inc.*	74,858	2,342,307
		106,266,015

12

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (3.5%)
AT&T	382,858	15,096,091
Alltel Corp.	22,088	1,369,456
CenturyTel, Inc.	6,829	308,603
Citizens Communications Co.	20,770	310,512
Qwest Communications Intl.*	96,174	864,604
Sprint Nextel Corp.	177,967	3,374,254
Verizon Communications	178,419	6,765,648
		28,089,168
UTILITIES (3.6%)
AES Corp.*	40,725	876,402
Allegheny Energy, Inc.*	10,088	495,724
Ameren Corp.	12,668	637,200
American Electric Power, Inc.	24,322	1,185,698
CMS Energy Corp.	13,689	243,664
Centerpoint Energy, Inc.	19,626	352,090
Consolidated Edison, Inc.	15,798	806,646
Constellation Energy Group	11,078	963,232
DTE Energy Co.	10,864	520,386
Dominion Resources, Inc.	21,397	1,899,412
Duke Energy Corp	77,080	1,563,953
Dynergy, Inc.*	23,211	214,934
Edison International	19,977	981,470
Entergy Corp.	12,159	1,275,722
Exelon Corp.	41,091	2,823,363
FPL Group, Inc.	24,869	1,521,237
FirstEnergy Corp.	19,572	1,296,449
Keyspan Corporation	10,766	443,021
NiSource, Inc.	16,791	410,372
Nicor, Inc.	2,706	131,025
PG & E Corp.	21,510	1,038,288
PPL Corporation	23,612	965,731
Pinnacle West Capital Corp.	6,095	294,084
Progress Energy, Inc.	15,765	795,187
Public Svc. Enterprise Group	15,499	1,287,037
Questar Corp.	5,242	467,639
Sempra Energy	16,121	983,542
Southern Co.	45,900	1,682,235

13

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
TXU Corp.	28,158	1,804,928
Teco Energy, Inc.	12,851	221,166
Xcel Energy, Inc.	25,001	617,275
		28,799,112

TOTAL COMMON STOCKS (Cost: $605,010,430) 98.2%		779,619,375

*Non-income producing security.

14

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.92	04/05/07	500,000	499,655
U.S. Treasury Bill (a)	4.97	06/07/07	1,000,000	990,556
				1,490,211
COMMERCIAL PAPER (1.6%)
Alabama Power Co.	5.25	04/05/07	4,000,000	3,997,080
Nestle Capital Corp	5.34	04/02/07	4,447,000	4,445,681
UPS	5.24	04/13/07	4,300,000	4,291,853
				12,734,614

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,224,858) 1.8%				14,224,825

TOTAL INVESTMENTS (Cost: $619,235,288) 100.0%				793,844,200

OTHER NET ASSETS 0.0% (1)				(45,681)

NET ASSETS 100.0%				$793,798,519

(1)  Less than 0.05%.

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

44 S&P 500 Stock Index Futures Contracts	June 2007	$15,743,200	$288,625

Face Value of futures purchased and outstanding as percentage of total investments in securities: 2.0%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Equity Index Fund were as follows:

Unrealized Appreciation	$211,169,404
Unrealized Depreciation	(39,156,987)
Net	$172,012,417
Cost of Investments	$621,831,783

15

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Air Products & Chemicals, Inc.	4,058	299,846
Alcoa, Inc.	16,301	552,604
Allegheny Technologies, Inc.	1,912	203,991
Ball Corp.	1,933	88,628
Bemis Co.	1,957	65,344
Dow Chemical Co.	17,981	824,609
Du Pont EI de Nemours	17,324	856,325
Eastman Chemical Co.	1,568	99,301
Ecolab, Inc.	3,328	143,104
Freeport-McMoran Copper	7,037	465,779
Hercules, Inc.*	2,182	42,636
International Paper Co.	8,491	309,072
Intl. Flavors & Fragrances	1,457	68,800
MeadWestvaco Corp.	3,421	105,504
Monsanto Co.	10,189	559,987
Newmont Mining Corp. Hldg. Co.	8,454	354,983
Nucor Corp.	5,638	367,203
PPG Industries, Inc.	3,074	216,133
Pactiv Corp.*	2,484	83,810
Peabody Energy Corp.	4,962	199,671
Praxair, Inc.	6,006	378,138
Rohm & Haas Co.	2,668	137,989
Sealed Air Corp.	3,010	95,116
Sigma-Aldrich Corp.	2,476	102,804
Temple-Inland, Inc.	1,971	117,748
United States Steel Group	2,221	220,257
Vulcan Materials Co.	1,781	207,451
Weyerhaeuser Co.	3,959	295,896
		7,462,729
CONSUMER, CYCLICAL (5.8%)
Abercrombie & Fitch Co. Cl A	1,645	124,494
Amazon.com, Inc.*	5,830	231,976
AutoZone, Inc.*	931	119,298
Autonation, Inc.*	2,822	59,939
Bed Bath & Beyond, Inc.*	5,312	213,383
Best Buy Co., Inc.	7,589	369,736
Big Lots, Inc.*	2,044	63,936
Black & Decker Corp.	1,230	100,393
Brunswick Corp.	1,701	54,177

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Carnival Corp.	8,294	388,657
Centex Corp.	2,239	93,545
Circuit City Group, Inc.	2,668	49,438
Clear Channel Communications	9,302	325,942
Coach, Inc.*	6,939	347,297
Comcast Corp. Cl A*	58,303	1,512,963
D.R. Horton, Inc.	5,118	112,596
DIRECTV Group, Inc.*	14,522	335,023
Darden Restaurants, Inc.	2,722	112,119
Dillard’s, Inc. Cl A	1,137	37,214
Disney (Walt) Co.	38,401	1,322,146
Dollar General Corp.	5,850	123,727
Dow Jones & Co.	1,225	42,226
EW Scripps Co. Cl A	1,565	69,924
Eastman Kodak Co.	5,390	121,598
Family Dollar Stores, Inc.	2,843	84,210
Federated Dept Stores	9,845	443,517
Ford Motor Co.	35,479	279,929
Fortune Brands, Inc.	2,858	225,268
Gannett Co., Inc.	4,402	247,789
Gap, Inc.	9,878	170,000
General Motors Corp.	10,603	324,876
Genuine Parts Co.	3,196	156,604
Goodyear Tire & Rubber Co.*	3,379	105,391
Harley-Davidson, Inc.	4,836	284,115
Harman Intl. Inds	1,228	117,986
Harrah’s Entertainment, Inc.	3,494	295,068
Hasbro, Inc.	3,016	86,318
Hilton Hotels Corp.	7,292	262,220
Home Depot, Inc.	38,259	1,405,636
International Game Technology	6,334	255,767
Interpublic Grp. of Cos., Inc.	8,787	108,168
Johnson Controls, Inc.	3,684	348,580
Jones Apparel Group, Inc.	2,034	62,505
KB Home	1,441	61,487
Kohl’s Corp.*	6,131	469,696
Leggett & Platt	3,325	75,378
Lennar Corp.	2,586	109,155
Limited Brands, Inc.	6,412	167,097

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Liz Claiborne, Inc.	1,939	83,086
Lowe’s Companies, Inc.	28,547	898,945
Marriott International, Inc.	6,182	302,671
Mattel, Inc.	7,371	203,218
McDonald’s Corp.	22,561	1,016,373
McGraw-Hill Cos., Inc.	6,654	418,404
Meredith Corp.	723	41,493
NIKE, Inc. Cl B	3,543	376,479
New York Times Co. Cl A	2,698	63,430
Newell Rubbermaid, Inc.	5,204	161,792
News Corp, Inc.	43,984	1,016,910
Nordstrom, Inc.	4,289	227,060
Office Depot, Inc.*	5,183	182,131
OfficeMax, Inc.	1,406	74,152
Omnicom Group, Inc.	3,133	320,757
Penney (J.C.) Co., Inc.	4,218	346,551
Polo Ralph Lauren Corp.	1,145	100,932
Pulte Homes, Inc.	3,983	105,390
RadioShack Corp.	2,553	69,008
Sears Holding Corp.*	1,551	279,428
Sherwin-Williams Co.	2,089	137,958
Snap-On, Inc.	1,104	53,102
Stanley Works	1,552	85,919
Staples, Inc.	13,441	347,315
Starbucks Corp.*	14,078	441,486
TJX Companies, Inc.	8,532	230,023
Target Corp.	16,101	954,145
Tiffany & Co.	2,537	115,383
Time Warner, Inc.	71,529	1,410,552
Tribune Co.	3,332	106,991
V F Corp.	1,688	139,463
Wendy’s International, Inc.	1,641	51,363
Whirlpool Corp.	1,475	125,242
Windstream Corp.	8,937	131,285
Wyndham Worldwide Corp*	3,541	120,925
Yum! Brands, Inc.	4,947	285,739
eBay, Inc.*	21,301	706,128
		24,209,736

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (5.8%)
Altria Group, Inc.	39,341	3,454,533
Anheuser-Busch Cos., Inc.	14,301	721,628
Archer-Daniels-Midland Co.	12,236	449,061
Avon Products, Inc.	8,269	308,103
Brown-Forman Corp. Cl B	1,470	96,373
CVS Corp.	28,873	985,724
Campbell Soup Co.	4,094	159,461
Clorox Co.	2,834	180,497
Coca-Cola Co.	37,761	1,812,528
Coca-Cola Enterprises	5,217	105,644
Colgate-Palmolive Co.	9,625	642,854
ConAgra Foods, Inc.	9,470	235,898
Constellation Brands, Inc.Cl A	3,955	83,767
Costco Wholesale Corp.	8,479	456,509
Dean Foods Co.	2,417	112,971
Estee Lauder Co. Cl A	2,180	106,493
FNMA	18,145	990,354
General Mills, Inc.	6,470	376,683
Heinz (H.J.) Co.	6,090	286,961
Hershey Food Corp.	3,245	177,372
IAC Interactive Corp.*	4,071	153,517
Kellogg Co.	4,700	241,721
Kimberly Clark Corp.	8,553	585,795
Kraft Foods Inc.	3,605	114,134
Kroger Co.	13,272	374,934
McCormick & Co., Inc.	2,441	94,027
Molson Coors Brewing Co.	880	83,266
Pepsi Bottling Group, Inc.	2,465	78,609
PepsiCo, Inc.	30,702	1,951,419
Proctor & Gamble Co.	59,152	3,736,040
Reynolds American Inc	3,214	200,586
Safeway, Inc.	8,258	302,573
Sara Lee Corp.	13,750	232,650
Supervalu, Inc.	3,896	152,217
Sysco Corp.	11,566	391,278
Tyson Foods, Inc.	4,729	91,790
UST, Inc.	3,003	174,114
Wal-Mart Stores, Inc.	46,100	2,164,395
Walgreen Co.	18,762	860,988

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Whole Foods Market, Inc.	2,635	118,180
Wrigley (Wm.) Jr. Co.	4,097	208,660
		24,054,307
ENERGY (5.8%)
Anadarko Petroleum	8,681	373,109
Apache Corp.	6,204	438,623
Ashland, Inc.	1,045	68,552
BJ Services Co.	5,497	153,366
Baker Hughes, Inc.	6,003	396,978
Chesapeake Energy Corp.	7,676	237,035
ChevronTexaco Corp.	40,451	2,991,756
ConocoPhillips	30,821	2,106,615
Consol Energy, Inc.	3,422	133,903
Devon Energy Corp.	8,332	576,741
ENSCO International, Inc.	2,834	154,170
EOG Resources, Inc.	4,574	326,309
El Paso Corp.	13,091	189,427
Exxon Mobil Corp.	106,731	8,052,854
HESS Corp.	5,065	280,956
Halliburton Co.	18,731	594,522
Integrys Energy Group, Inc.	1,409	78,214
Kinder Morgan, Inc.	2,012	214,177
Marathon Oil Corp.	6,484	640,814
Murphy Oil Corp.	3,518	187,861
Nabors Industries, Ltd.*	5,221	154,907
National-Oilwell, Inc.*	3,296	256,396
Noble Corporation*	2,521	198,352
Occidental Petroleum	15,711	774,709
Rowan Cos., Inc.	2,071	67,245
Schlumberger, Ltd.	22,094	1,526,695
Smith International, Inc.	3,738	179,611
Spectra Energy Corp.	11,770	309,198
Sunoco, Inc.	2,275	160,251
Transocean, Inc.*	5,492	448,696
Valero Energy Corp.	11,325	730,349
Weatherford Int’l., Ltd.*	6,340	285,934
Williams Cos., Inc.	11,208	318,980
XTO Energy, Inc.	6,898	378,079
		23,985,384

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (12.3%)
Ace, Ltd.	6,125	349,493
Aflac, Inc.	9,229	434,317
Allstate Corp.	11,599	696,636
Ambac Financial Group, Inc.	1,919	165,782
American Express Co.	22,352	1,260,653
American Int’l. Group, Inc.	48,771	3,278,387
Ameriprise Financial, Inc.	4,484	256,216
Aon Corp.	5,594	212,348
Apartment Investment & Mgmt. Co.	1,829	105,515
Archstone-Smith Trust	4,131	224,231
Avalonbay Communities	1,487	193,310
BB & T Corp.	10,160	416,763
Bank of America Corp.	83,840	4,277,517
Bank of New York Co., Inc.	14,172	574,675
Bear Stearns Cos., Inc.	2,245	337,536
Boston Properties	2,230	261,802
CB Richard Ellis Group Inc.*	3,502	119,698
CIT Group, Inc.	3,627	191,941
Capital One Financial Corp.	7,697	580,816
Charles Schwab Corp.	19,254	352,156
Chicago Mercantile Exchange	650	346,099
Chubb Corp.	7,660	395,792
Cincinnati Financial Corp.	3,234	137,122
Citigroup, Inc.	91,905	4,718,403
Comerica, Inc.	2,955	174,700
Commerce Bancorp (N.J.)	3,516	117,364
Compass Bancshares, Inc.	2,443	168,078
Countrywide Financial Corp.	11,057	371,957
Developers Divers Rlty.	2,375	149,388
E*Trade Financial Corp.*	8,008	169,930
Equity Residential	5,512	265,844
Federated Investors, Inc.	1,670	61,322
Fidelity Natl. Info. Svc., Inc	3,052	138,744
Fifth Third Bancorp	10,428	403,459
First Tennessee Natl. Bank	2,350	97,596
Franklin Resources, Inc.	3,138	379,165
Freddie Mac	12,991	772,835
Genworth Financial, Inc.	8,271	288,989
Goldman Sachs Group, Inc.	7,712	1,593,531

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Hartford Fin, Svc .Gp., Inc.	6,003	573,767
Host Hotels & Resorts Inc.	9,821	258,391
Hudson City Bancorp, Inc.	9,278	126,923
Huntington Bancshares, Inc.	4,415	96,468
J.P. Morgan Chase & Co.	65,113	3,150,167
Janus Capital Group	3,557	74,377
KeyCorp.	7,422	278,102
Kimco Realty Corp.	4,238	206,560
Legg Mason, Inc.	2,465	232,228
Lehman Brothers Hlds.	9,862	691,030
Lincoln National Corp.	5,189	351,762
Loews Corp.	8,456	384,156
M & T Bank Corp.	1,446	167,490
MBIA, Inc.	2,526	165,428
MGIC Investment Corp.	1,550	91,326
Marsh & McLennan Cos., Inc.	10,363	303,532
Marshall & Ilsley Corp.	4,794	222,010
Mellon Financial Corp.	7,798	336,406
Merrill Lynch & Co., Inc.	16,578	1,353,925
MetLife, Inc.	14,110	891,047
Moody’s Corp.	4,387	272,257
Morgan Stanley	19,957	1,571,813
National City Corp.	11,107	413,736
Northern Trust Corp.	3,535	212,595
PNC Financial Services Group	6,489	467,013
Plum Creek Timber Co.	3,324	131,032
Principal Financial Group Inc.	5,022	300,667
Progressive Corp. of Ohio	13,956	304,520
Prologis Trust	4,804	311,924
Prudential Financial, Inc.	8,792	793,566
Public Storage, Inc.	2,300	217,741
Realogy Corp.*	4,080	120,809
Regions Financial Corp.	13,718	485,206
SLM Corporation	7,695	314,726
Safeco Corp.	1,979	131,465
Simon Property Group	4,154	462,133
Sovereign Bancorp, Inc.	6,770	172,229
State Street Corp.	6,258	405,206
Suntrust Banks, Inc.	6,660	553,046

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Synovus Financial Corp.	6,123	198,018
T. Rowe Price Group, Inc.	4,974	234,723
Torchmark Corp.	1,831	120,095
Travelers Cos inc	12,665	655,667
UNUM Provident Corp.	6,424	147,945
US Bancorp	33,204	1,161,144
Vornado Realty Trust	2,444	291,667
Wachovia Corp.	35,726	1,966,716
Washington Mutual, Inc.	16,666	672,973
Wells Fargo & Company	63,337	2,180,693
Western Union Co.	14,472	317,660
XL Capital Limited	3,394	237,444
Zions Bancorporation	2,062	174,280
		50,995,914
HEALTHCARE (6.8%)
Abbott Laboratories	28,927	1,614,127
Aetna, Inc.	9,681	423,931
Allergan, Inc.	2,882	319,383
Amerisource Bergen Corp.	3,552	187,368
Amgen, Inc.*	21,886	1,222,990
Applera Corp.-Applied Biosys	3,441	101,750
Bard (C.R.), Inc.	1,936	153,931
Barr Pharmaceuticals, Inc.*	1,999	92,654
Bausch & Lomb, Inc.	1,019	52,132
Baxter International, Inc.	12,182	641,626
Becton Dickinson & Co.	4,585	352,541
Biogen Idec, Inc.*	6,420	284,920
Biomet, Inc.	4,591	195,072
Boston Scientific Corp.*	22,201	322,803
Bristol-Myers Squibb Co.	37,858	1,050,938
CIGNA Corp.	1,827	260,640
Cardinal Health, Inc.	7,504	547,417
Celgene Corp.*	7,078	371,312
Coventry Health Care*	2,990	167,590
Express Scripts, Inc.*	2,543	205,271
Forest Laboratories, Inc.*	5,959	306,531
Genzyme Corp. (Genl. Div)*	4,939	296,439
Gilead Sciences, Inc.*	8,711	666,392
Hospira, Inc.*	2,924	119,592

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Humana, Inc.*	3,125	181,313
IMS Health, Inc.	3,658	108,496
Johnson & Johnson	54,254	3,269,346
King Pharmaceuticals, Inc.*	4,559	89,676
Laboratory Corp. of America*	2,295	166,686
Lilly (Eli) & Co.	18,495	993,366
Manor Care, Inc.	1,366	74,256
McKesson Corp.	5,538	324,195
Medco Health Solutions*	5,400	391,662
Medimmune, Inc.*	4,464	162,445
Medtronic, Inc.	21,588	1,059,107
Merck & Co., Inc.	40,614	1,793,920
Millipore Corp.*	1,011	73,267
Mylan Laboratories, Inc.	4,588	96,990
Patterson Cos., Inc.*	2,608	92,558
PerkinElmer, Inc.	2,284	55,318
Pfizer, Inc.	132,855	3,355,917
Quest Diagnostics, Inc.	2,985	148,862
Schering-Plough Corp.	27,890	711,474
St. Jude Medical, Inc.*	6,453	242,697
Stryker Corp.	5,590	370,729
Tenet Healthcare Corp.*	8,841	56,848
Thermo Fisher Scientific, Inc.*	7,874	368,110
UnitedHealth Group, Inc.	25,389	1,344,855
Varian Medical Systems, Inc.*	2,408	114,838
Waters Corp.*	1,894	109,852
Watson Pharmaceuticals, Inc.*	1,913	50,561
WellPoint, Inc.*	11,481	931,109
Wyeth	25,236	1,262,557
Zimmer Holdings, Inc.*	4,454	380,416
		28,338,776
INDUSTRIAL (7.1%)
3M Company	13,758	1,051,524
Allied Waste Industries*	4,780	60,180
American Standard Cos.	3,275	173,641
Apollo Group, Inc. Cl A*	2,623	115,150
Avery Dennison Corp.	1,718	110,399
Block (H. & R.), Inc.	6,042	127,124
Boeing Co.	14,796	1,315,512

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Burlington North Santa Fe	6,729	541,213
C.H. Robinson Worldwide, Inc.	3,245	154,949
CBS Corp. Cl B	13,836	423,243
CSX Corp.	8,188	327,929
Caterpillar, Inc.	12,107	811,532
Cintas Corp.	2,547	91,947
Cooper Industries, Ltd.*	3,422	153,956
Cummins, Inc.	979	141,681
Danaher Corp.	4,462	318,810
Deere & Co.	4,253	462,046
Donnelley R.R. & Sons	4,094	149,799
Dover Corp.	3,837	187,284
Eaton Corp.	2,741	229,038
Emerson Electric Co.	14,958	644,540
Equifax, Inc.	2,336	85,147
FedEx Corp.	5,757	618,475
Fluor Corp.	1,644	147,500
General Dynamics Corp.	7,606	581,098
General Electric Co.	192,773	6,816,453
Goodrich Corporation	2,350	120,978
Google, Inc.*	4,081	1,869,751
Grainger (W.W.), Inc.	1,342	103,656
Honeywell International, Inc.	14,996	690,716
ITT Industries, Inc.	3,408	205,571
Illinois Tool Works, Inc.	7,752	400,003
Ingersoll Rand Co.*	5,770	250,245
L-3 Communications Hldgs., Inc.	2,332	203,980
Lockheed Martin Corp.	6,645	644,698
Masco Corp.	7,341	201,143
Monster Worldwide, Inc.*	2,409	114,114
Norfolk Southern	7,442	376,565
Northrop Grumman Corp.	6,566	487,329
PACCAR, Inc.	4,654	341,604
Pall Corp.	2,306	87,628
Parker Hannifin Corp.	2,170	187,293
Pitney Bowes, Inc.	4,130	187,461
Raytheon Co.	8,365	438,828
Robert Half Intl., Inc.	3,149	116,544
Rockwell Automation, Inc.	3,106	185,956

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Rockwell Collins	3,154	211,097
Ryder System, Inc.	1,134	55,952
Southwest Airlines Co.	14,777	217,222
Starwood Hotels & Resort World	4,028	261,216
Terex Corp*	1,923	137,994
Textron, Inc.	2,342	210,312
Tyco International, Ltd.	37,066	1,169,432
Union Pacific Corp.	5,076	515,468
United Parcel Service Cl B	19,992	1,401,439
United Technologies Corp.	18,668	1,213,420
Verisign, Inc.*	4,596	115,452
Viacom Inc. Cl B.*	12,976	533,443
Waste MGT Inc.	9,985	343,584
		29,440,264
TECHNOLOGY (7.8%)
ADC Telecommunications, Inc.*	2,198	36,795
Adobe Systems, Inc.*	11,032	460,034
Advanced Micro Devices, Inc.*	10,403	135,863
Affiliated Computer Svcs.*	1,846	108,692
Agilent Technologies, Inc.*	7,567	254,932
Altera Corp.	6,684	133,613
Analog Devices, Inc.	6,256	215,769
Apple Computer, Inc.*	16,157	1,501,147
Applied Materials, Inc.	26,187	479,746
Autodesk, Inc.*	4,344	163,334
Automatic Data Processing	10,316	499,294
Avaya, Inc.*	8,498	100,361
BMC Software, Inc.*	3,828	117,864
Broadcom Corp. Cl A*	8,840	283,499
CA Inc.	7,711	199,792
Ciena Corp.*	1,596	44,608
Cisco Systems, Inc.*	113,230	2,890,762
Citrix Systems, Inc.*	3,385	108,422
Cognizant Tech Solutions*	2,675	236,122
Computer Sciences Corp.*	3,247	169,266
Compuware Corp.*	6,078	57,680
Convergys Corp.*	2,562	65,100
Corning, Inc.*	29,426	669,147
Dell, Inc.*	42,585	988,398

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
EMC Corp.*	39,520	547,352
Electronic Arts, Inc.*	5,812	292,692
Electronic Data Systems Corp.	9,653	267,195
Embarq Corp.	2,822	159,020
First Data Corp.	14,116	379,720
Fiserv, Inc.*	3,198	169,686
Hewlett-Packard Co.	50,174	2,013,984
IBM Corp.	28,223	2,660,300
Intel Corp.	108,111	2,068,163
Intuit, Inc.*	6,422	175,706
JDS Uniphase Corp.*	3,959	60,296
Jabil Circuit, Inc.	3,462	74,121
Juniper Networks Inc.*	10,671	210,005
KLA Tencor Corp.	3,744	199,630
LSI Logic Corp.*	13,884	144,949
Lexmark Int’l, Inc.*	1,800	105,228
Linear Technology Corp.	5,611	177,251
Maxim Integrated Products, Inc.	6,012	176,753
Micron Technology, Inc.*	14,150	170,932
Microsoft Corp.	161,543	4,502,195
Molex, Inc. Cl A	2,658	74,956
Motorola, Inc.	44,812	791,828
NCR Corp.*	3,356	160,316
NVIDIA Corporation*	6,665	191,819
National Semiconductor Corp.	5,317	128,352
Network Appliance, Inc.*	6,956	254,033
Novell, Inc.*	6,355	45,883
Novellus Systems, Inc.*	2,357	75,471
Oracle Corp.*	74,804	1,356,197
PMC Sierra, Inc.*	3,982	27,914
Paychex, Inc.	6,359	240,815
QLogic Corp.*	2,982	50,694
Qualcomm, Inc.	31,054	1,324,764
Sabre Group Holdings, Inc.	2,508	82,137
Sandisk Corp.*	4,262	186,676
Sanmina Corp.*	9,944	35,997
Solectron Corp.*	16,948	53,386
Sun Microsystems, Inc.*	67,502	405,687
Symantec Corp.*	17,333	299,861

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Tektronix, Inc.	1,540	43,366
Tellabs, Inc.*	8,198	81,160
Teradyne, Inc.*	3,557	58,833
Texas Instruments, Inc.	27,059	814,476
Unisys Corp.*	6,472	54,559
Xerox Corp.*	17,790	300,473
Xilinx, Inc.	6,221	160,066
Yahoo!, Inc.*	22,887	716,134
		32,491,271
TELECOMMUNICATIONS (2.1%)
AT&T	117,056	4,615,518
Alltel Corp.	6,753	418,686
CenturyTel, Inc.	2,088	94,357
Citizens Communications Co.	6,350	94,933
Qwest Communications Intl.*	29,405	264,351
Sprint Nextel Corp.	54,412	1,031,652
Verizon Communications	54,550	2,068,536
		8,588,033
UTILITIES (2.1%)
AES Corp.*	12,451	267,946
Allegheny Energy, Inc.*	3,085	151,597
Ameren Corp.	3,873	194,812
American Electric Power, Inc.	7,436	362,505
CMS Energy Corp.	4,185	74,493
Centerpoint Energy, Inc.	6,000	107,640
Consolidated Edison, Inc.	4,830	246,620
Constellation Energy Group	3,387	294,500
DTE Energy Co.	3,322	159,124
Dominion Resources, Inc.	6,542	580,733
Duke Energy Corp	23,567	478,174
Dynergy, Inc.*	7,097	65,718
Edison International	6,108	300,086
Entergy Corp.	3,718	390,093
Exelon Corp.	12,563	863,204
FPL Group, Inc.	7,603	465,076
FirstEnergy Corp.	5,984	396,380
Keyspan Corporation	3,292	135,466
NiSource, Inc.	5,134	125,475
Nicor, Inc.	835	40,431

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
PG & E Corp.	6,577	317,472
PPL Corporation	7,219	295,257
Pinnacle West Capital Corp.	1,875	90,469
Progress Energy, Inc.	4,820	243,121
Public Svc. Enterprise Group	4,739	393,527
Questar Corp.	1,603	143,004
Sempra Energy	4,929	300,718
Southern Co.	14,034	514,346
TXU Corp.	8,609	551,837
Teco Energy, Inc.	3,929	67,618
Xcel Energy, Inc.	7,644	188,730
		8,806,172

TOTAL INDEXED ASSETS (Cost: $183,609,510) 57.4%		238,372,586

*Non-income producing security.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.95	05/31/07	500,000	495,757
U.S. Treasury Bill (a)	4.92	04/05/07	200,000	199,862
				695,619
COMMERCIAL PAPER (0.8%)
Lowe’s Companies, Inc.	5.32	04/02/07	3,200,000	3,199,054

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,894,707) 1.0%				3,894,673

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $187,504,217) 58.4%				242,267,259

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

17 S&P 500 Stock Index Futures Contracts	June 2007	$6,082,600	$125,375

Face Value of futures purchased and outstanding as a percentage of total investments in securities:  1.5%

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.1%)
Schnitzer Steel Inds., Inc. Cl A	4,466	179,399
Cytec Industries, Inc.	7,679	431,867
Dow Chemical Co.	17,162	787,049
Freeport-McMoran Copper	11,714	775,350
Georgia Gulf Corp.	7,725	125,222
Longview Fibre Co.	18,566	457,281
Lubrizol Corp.	10,757	554,308
Monsanto Co.	11,660	640,834
TETRA Technologies*	11,662	222,278
WCI Communications*	12,606	269,012
		4,442,600
CONSUMER, CYCLICAL (4.6%)
AAR Corp*	15,151	417,562
Aaron Rents, Inc.	8,445	223,286
Audiovox Corp. Cl A*	49,756	732,906
Belo Corporation	21,922	409,284
Best Buy Co., Inc.	8,336	406,130
Big Lots, Inc.*	8,290	259,311
CSK Auto Corp*	15,519	266,927
Carnival Corp.	6,250	292,875
Charming Shoppes, Inc.*	18,334	237,425
Circuit City Group, Inc.	22,801	422,503
Comcast Corp. Cl A*	21,780	565,191
Crown Holdings, Inc.*	41,632	1,018,319
Crown Media Holdings Cl A*	6,040	32,193
D.R. Horton, Inc.	10,446	229,812
Gymboree Corp.*	7,938	318,076
Harman Intl. Inds.	2,971	285,454
Hartmarx Corp.*	22,674	167,788
Hibbett Sporting Goods, Inc.*	11,223	320,866
Home Depot, Inc.	7,609	279,555
Hudson Highland Group*	12,796	199,490
ICT Group, Inc.*	20,860	365,050
International Game Technology	14,834	598,997
Johnson Controls, Inc.	7,473	707,095
Kohl’s Corp.*	2,489	190,682
Landry’s Restaurant, Inc.	13,076	387,050
Lithia Motors, Inc. Cl A	2,943	80,668
Marvel Entertainment Inc*	6,299	174,797

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
McDonald’s Corp.	11,472	516,814
Modine Manufacturing Co.	22,126	506,685
Omnicom Group, Inc.	5,422	555,104
P.F. Changs China Bistro, Inc.	7,285	305,096
Payless Shoesource, Inc.*	23,472	779,270
Phillips Van Heusen Corp.	5,584	328,339
Pinnacle Entertainment, Inc.*	13,805	401,311
RC2 Corp.*	4,698	189,752
Rare Hospitality Int’l., Inc.*	6,349	191,041
Rent-A-Center, Inc.*	9,250	258,815
Staples, Inc.	18,626	481,296
Starbucks Corp.*	15,226	477,487
Sunopta*	23,277	276,996
Sunterra Corporation*	38,474	604,042
Target Corp.	6,134	363,501
The Topps Company, Inc.	14,775	143,613
Time Warner, Inc.	30,992	611,162
Tupperware Corp.	20,515	511,439
Tween Brands, Inc.*	4,478	159,954
Under Armour, Inc. Cl A*	3,075	157,748
V F Corp.	10,297	850,738
Wild Oaks Markets, Inc.*	17,614	320,575
Wolverine World Wide, Inc.	25,198	719,907
		19,299,977
CONSUMER, NON-CYCLICAL (3.2%)
Alkermes, Inc.*	10,765	166,212
Boston Beer Co., Inc. Cl A*	4,093	136,502
CVS Corp.	55,304	1,888,079
Chattem, Inc.*	6,470	381,342
Colgate-Palmolive Co.	10,866	725,740
Comsys ITPartners, Inc.*	5,388	107,221
Conmed Corp.*	5,651	165,179
Dynamex, Inc.*	6,425	163,452
Flowers Foods, Inc.	4,778	144,152
Forrester Research Inc*	11,475	325,431
General Mills, Inc.	7,233	421,105
Great Atlantic & Pac. Tea, Inc.	4,224	140,152
Hershey Food Corp.	10,130	553,706
Hologic, Inc.*	10,544	607,756

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Longs Drug Stores Corp.	10,792	557,299
Medicines Company*	3,200	80,256
Mentor Corp.	7,906	363,676
Mueller Industries, Inc.	16,716	503,152
PepsiCo, Inc.	17,581	1,117,448
Proctor & Gamble Co.	35,274	2,227,906
Safeway, Inc.	20,887	765,300
Sovran Self-Storage, Inc.	2,827	156,644
Vector Group, Ltd.	27,819	520,494
Wal-Mart Stores, Inc.	13,588	637,957
Watson Wyatt Worldwide, Inc.	7,538	366,724
		13,222,885
ENERGY (2.9%)
Aegean Marine Pretroleum*	10,927	184,011
CNX Gas Corp.*	16,486	467,048
Devon Energy Corp.	3,371	233,341
Ellora Energy Inc*	21,800	261,600
Exxon Mobil Corp.	50,343	3,798,379
Halliburton Co.	37,673	1,195,741
Helix Energy Solutions Group*	11,928	444,795
Northwest Natural Gas	4,547	207,661
Range Resources Corp.	47,635	1,591,009
Schlumberger, Ltd.	14,068	972,099
Superior Well Services Inc*	7,492	171,192
Transocean, Inc.*	11,750	959,975
Unisource Energy Corp.	13,274	498,439
Valero Energy Corp.	16,609	1,071,114
		12,056,404
FINANCIAL (8.7%)
Acadia Realty Trust	8,810	229,677
Allstate Corp.	10,132	608,528
American Home Mortgage Inv.	3,702	99,917
American Int’l. Group, Inc.	17,839	1,199,138
AmericanWest Bancorp	8,111	174,711
Argonaut Group, Inc.*	7,348	237,781
Assured Guaranty Co.*	23,150	632,458
Asta Funding Inc.	8,600	371,348
Bank Mutual Corp.	33,447	380,292
Bank of America Corp.	42,175	2,151,769

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Banner Corporation	6,397	265,795
Bear Stearns Cos., Inc.	4,950	744,233
Brookline Bankcorp	38,686	490,152
Capital Lease Funding, Inc.	9,089	97,343
Capital One Financial Corp.	10,634	802,442
Choice Hotels Intl., Inc.	6,578	233,059
Citigroup, Inc.	35,181	1,806,193
Columbia Banking System	8,195	276,417
Equity Inns, Inc.	28,513	467,043
Euronet Worldwide*	15,436	414,611
FBR Capital Markets Corp.*	29,100	436,500
First Financial Holdings, Inc.	4,547	157,326
First Niagara Financial Grp.	28,575	397,478
First State Bank Corporation	18,148	409,237
FirstFed Financial Corp.*	6,809	386,955
Getty Realty Corp.	5,930	170,428
Glacier Bancorp, Inc.	22,099	531,260
Goldman Sachs Group, Inc.	4,499	929,628
Hartford Fin, Svc .Gp., Inc.	7,344	701,940
Highwoods Properties, Inc.	9,107	359,635
ISHARES Russel Midcap	9,797	789,246
ISHARES Russel Midcap	5,820	462,574
IShares Russell Micropac	10,428	613,271
Iberia Bank Corp.	3,074	171,099
Intl. Securities Exchange Inc.	6,222	303,634
J.P. Morgan Chase & Co.	27,110	1,311,582
JER Investors Trust, Inc.	13,430	255,439
Jackson Hewitt Tax Service	9,232	297,086
KNBT Bancorp, Inc.	24,274	357,799
Knight Capital Group, Inc.*	9,782	154,947
La Salle Hotel Properties	9,532	441,904
LandAmerica Financial Group	7,598	561,568
Lazard, Ltd. Cl A*	10,244	514,044
Legg Mason, Inc.	3,458	325,778
MAF Bancorp	11,091	458,502
Medical Properties Trust, Inc .	17,221	252,976
Merrill Lynch & Co., Inc.	13,895	1,134,805
Meruelo Maddux Prop., Inc.*	18,397	160,974
MetLife, Inc.	15,406	972,889

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Mid-America Apt. Communities	5,461	307,236
Morgan Stanley	8,088	637,011
National Financial Partners	15,329	719,083
NewAlliance Bankshare	44,762	725,592
PHH Corp.*	20,978	641,088
Pennsylvania REIT	5,352	237,254
Phoenix Companies, Inc.	14,193	196,999
Prologis Trust	7,769	504,441
Provident Financial Services	16,725	291,851
Rait Finiancial Trust	8,216	229,555
Safeco Corp.	10,390	690,208
Salary.com., Inc.*	5,940	66,112
Santander Bancorp	2,875	50,629
Sterling Financial Corp.	9,889	308,438
Sws Group, Inc.	17,819	442,089
Taylor Capital Gowth, Inc.	6,164	215,740
Tower Group, Inc.	11,903	383,515
Vintage Wine Trust, Inc.	45,820	309,285
Wachovia Corp.	23,252	1,280,023
Wells Fargo & Company	54,216	1,866,657
Westamerica Bancorp	6,150	296,246
		36,102,463
HEALTHCARE (3.8%)
ALNYLAM Pharmaceuticals, Inc.*	4,388	78,984
Abbott Laboratories	21,345	1,191,051
Aetna, Inc.	13,121	574,569
Allscripts Healthcare Solution	13,103	351,291
Amerisource Bergen Corp.	8,810	464,728
Amgen, Inc.*	7,881	440,390
Arthrocare Corp.*	5,630	202,905
DJ Orthopedics, Inc.*	10,556	400,072
Digene Corp.*	6,661	282,493
Discovery Laboratories, Inc.*	107,815	255,522
Enzon, Inc.*	50,163	408,828
Genesis HealthCare Corp.*	4,303	271,562
Genzyme Corp. (Genl. Div)*	6,243	374,705
Gilead Sciences, Inc.*	10,692	817,938
Human Genome Sciences, Inc.*	23,359	248,073
Humana, Inc.*	3,923	227,612

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Inverness Medical Innovations*	16,078	703,091
Johnson & Johnson	30,728	1,851,669
Keryx Biopharmaceuticals, Inc.	9,105	95,785
Kyphon, Inc.*	6,150	277,611
McKesson Corp.	8,160	477,686
Medtronic, Inc.	16,751	821,804
Myriad Genetics Inc.*	4,475	154,209
OSI Pharmaceuticals, Inc.*	1,570	96
PSS World Medical Inc.*	12,999	274,799
Pfizer, Inc.	49,325	1,245,950
Psychiatric Solutions*	11,505	463,767
Quest Diagnostics, Inc.	5,902	294,333
Rigel Pharmaceuticals, Inc.*	8,247	89,562
Sciele Pharma, Inc.*	5,028	119,063
Seattle Genetics, Inc.*	12,846	105,209
St. Jude Medical, Inc.*	6,961	261,803
Theravance, Inc.*	8,120	239,540
Valeant Pharmaceuticals	14,956	258,589
Viasys Healthcare, Inc.*	10,700	363,693
Wyeth	17,795	890,284
		15,579,266
INDUSTRIAL (6.7%)
3M Company	9,336	713,550
Actuant Corp. Cl A	4,934	250,697
Affymetrix, Inc.*	11,586	348,391
Agnico-Eagle Mines, Ltd.	22,010	779,594
Alaska Air Group, Inc.*	16,760	638,556
Allis-Chalmers Corp*	58,162	916,052
Apogee Enterprises, Inc.	14,528	291,141
Aspect Medical Systems, Inc.*	10,866	169,401
Baldor Electric Company	19,288	727,929
Benchmark Electronics*	13,685	282,732
Bronco Drilling Co., Inc.*	12,510	207,291
Bucyrus International , Inc.	3,902	200,953
Chaparral Steel Co.	9,900	575,883
Curtis Wright Corp. Cl B	6,599	254,325
DIODES, Inc.*	7,132	248,550
Eclipsys Corp.*	10,534	202,990
FLIR Systems Inc.*	16,645	593,727

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
FLOTEK Industries, Inc.*	2,767	78,860
Felcor Lodging Trust, Inc.	7,903	205,241
Frozen Foods Express Ind.	15,380	127,962
General Cable Corp.*	23,014	1,229,638
General Electric Co.	86,168	3,046,900
Genesee & Wyoming, Inc. Cl A*	16,576	441,087
Genlyte Group, Inc.*	2,314	163,253
Google, Inc.*	1,339	613,476
Granite Construction	13,320	736,063
HUB Group, Inc. Cl A*	11,051	320,368
Harmonic, Inc.*	32,951	323,579
Healthcare Services Group	8,568	245,473
Heelys, Inc.*	6,850	200,979
Heidrick & Struggles Intl., Inc.*	7,335	355,381
ICO, Inc.*	30,081	184,697
ITT Industries, Inc.	13,608	820,835
Illinois Tool Works, Inc.	8,767	452,377
Integra Lifesciences Corp.*	2,300	104,834
Interline Brands, Inc.*	8,272	181,322
JetBlue Airways Corp*	27,525	316,813
Komag, Inc.*	4,840	158,413
Ladish Co Inc*	8,045	302,814
Landauer, Inc.	2,925	147,654
Levitt Corporation	18,320	170,559
Littelfuse, Inc.*	17,326	703,436
Live Nation Inc*	24,655	543,889
Lockheed Martin Corp.	9,901	960,595
Miller (Herman), Inc.	8,284	277,431
Northrop Grumman Corp.	10,764	798,904
RTI International Metals Inc*	5,938	540,417
Semitool, Inc.*	12,957	168,441
Shuffle Master Inc.*	11,025	201,206
Siligan Holdings, Inc.	12,903	659,472
Southwest Airlines Co.	33,584	493,685
Starwood Hotels & Resort World	8,728	566,011
Texas Industries, Inc.	6,392	482,788
Trico Marine Services, Inc.*	8,303	309,370
Tyco International, Ltd.	19,925	628,634
United Parcel Service Cl B	10,003	701,210

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
United Technologies Corp.	10,954	712,010
Waste Connections Inc.*	9,634	288,442
Wright Express Corp*	9,336	283,161
ZUMIEZ, Inc.*	5,950	238,714
		27,888,156
TECHNOLOGY (6.2%)
Activision, Inc.*	26,290	497,933
Altiris, Inc.*	7,699	253,374
Anixter International, Inc.*	6,273	413,642
Ansys, Inc.*	4,305	218,565
Apple Computer, Inc.*	5,738	533,118
Arris Group, Inc.*	21,600	304,128
Aspen Technology, Inc.*	20,199	262,587
Automatic Data Processing	9,803	474,465
Broadcom Corp. Cl A*	20,773	666,190
Cirrus Logic, Inc.*	20,824	159,512
Cisco Systems, Inc.*	64,086	1,636,116
CommScope, Inc.*	28,632	1,228,313
Corning, Inc.*	45,852	1,042,674
Dell, Inc.*	17,540	407,103
Dot Hill Systems*	31,832	116,187
EFJ, Inc.*	32,725	174,752
EMC Corp.*	18,313	253,635
Electronics For Imaging, Inc.*	12,273	287,802
Equinix Inc*	2,201	188,472
Exelixis, Inc*	10,065	100,046
Fairchild Semiconductor Intl.*	3,890	65,041
FormFactor, Inc.*	7,310	327,123
Global Imaging Systems., Inc.*	18,754	365,703
Hewlett-Packard Co.	23,438	940,801
Hyperion Solutions, Corp.*	7,187	372,502
IBM Corp.	10,752	1,013,484
Imation Corp.	6,116	246,964
Informatica Corp.*	44,793	601,570
Intel Corp.	65,401	1,251,121
Kronos, Inc.*	3,850	205,975
Lecroy Corp.*	6,759	56,438
Marlin Business Services*	10,633	232,650
Medics Pharmaceutical Corp.	26,430	814,573

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Micrel, Inc.*	23,157	255,190
Microsemi Corp.*	15,474	322,014
Microsoft Corp.	58,067	1,618,317
Netlogic Microsystems, Inc.*	13,053	347,471
Neustar, Inc. Cl A*	6,127	174,252
Oracle Corp.*	54,951	996,262
Parametric Technology Corp.*	13,819	263,805
Perot Systems Corp. Cl A*	12,298	219,765
Qualcomm, Inc.	19,466	830,420
RIGHTNOW TECHNOLOGIES*	7,375	120,803
Rogers Corp.*	10,780	478,093
SPSS, Inc.*	8,741	315,550
Semtech Corp.*	7,835	105,616
Symantec Corp.*	19,963	345,360
Syniverse Holdings, Inc.*	22,010	231,985
Tech Data Corp.*	11,840	423,990
Technitrol, Inc.	18,099	474,013
Tibco Software, Inc.*	22,268	189,723
Varian Semiconductor Equip.*	11,508	614,297
Viasat, Inc.*	17,927	591,053
Wabtech	12,996	448,232
Website Pros, Inc.*	10,434	94,010
aQuantive, Inc.*	16,924	472,349
		25,645,129
TELECOMMUNICATIONS (0.8%)
AT&T	30,376	1,197,726
CT Communications, Inc.	9,191	221,503
Cincinnati Bell, Inc.*	38,137	179,244
Iowa Telecomunications Service	19,199	383,980
Sprint Nextel Corp.	21,627	410,048
Verizon Communications	27,803	1,054,290
		3,446,791
UTILITIES (1.5%)
Avista Corp.	11,858	287,319
Black Hills Corp.	5,556	204,294
Constellation Energy Group	6,073	528,047
Dominion Resources, Inc.	10,052	892,316
Exelon Corp.	18,900	1,298,619
FirstEnergy Corp.	7,507	497,264

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Northwestern Corp.	5,295	187,602
PNM Resources, Inc.	21,647	699,198
Sempra Energy	10,810	659,518
Sierra Pacific Resources*	25,390	441,278
Westar Energy, Inc.	15,544	427,771
		6,123,226

TOTAL ACTIVE ASSETS (Cost: $142,043,763) 39.5%		163,806,907

*Non-income producing security.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
PREFERRED STOCKS
FINANCIAL (0.1%)
Quanta Capital Holdings	13,420	258,335

TOTAL PREFERRRED STOCKS (Cost: $335,500) 0.1%		258,335

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	460,000	460,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.4%)
Federal Home Loan Bank	4.90	04/02/07	1,795,000	1,794,511

COMMERCIAL PAPER (1.2%)
Caterpillar, Inc.	5.31	04/13/07	3,620,000	3,613,058
Lowe’s Companies, Inc.	5.32	04/02/07	1,261,000	1,260,627
				4,873,685

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,668,196) 1.6%				6,668,196

TEMPORARY CASH INVESTMENTS** (Cost: $516,400) 0.1%				516,400

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $150,023,859) 41.4%				171,709,838

TOTAL INVESTMENTS (Cost: $337,528,076) 99.8%				413,977,087

OTHER NET ASSETS 0.2%				998,117

NET ASSETS 100.0%				$414,975,204

**

The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2007 was 4.97%.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the All America Fund were as follows:

Unrealized Appreciation	$93,719,938
Unrealized Depreciation	(20,340,571)
Net	$73,379,367
Cost of Investments	$340,597,720

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.9%)
Schnitzer Steel Inds., Inc. Cl A	25,827	1,037,471
Cytec Industries, Inc.	43,828	2,464,887
Longview Fibre Co.	112,536	2,771,762
Lubrizol Corp.	61,342	3,160,953
WCI Communications*	17,040	363,634
		9,798,707
CONSUMER, CYCLICAL (13.7%)
Audiovox Corp. Cl A*	287,469	4,234,418
Belo Corporation	125,657	2,346,016
Big Lots, Inc.*	46,928	1,467,908
CSK Auto Corp*	83,499	1,436,183
Charming Shoppes, Inc.*	103,702	1,342,941
Crown Holdings, Inc.*	240,769	5,889,210
Hartmarx Corp.*	129,237	956,354
Landry’s Restaurant, Inc.	75,621	2,238,382
Lithia Motors, Inc. Cl A	16,694	457,583
Modine Manufacturing Co.	80,437	1,842,007
Payless Shoesource, Inc.*	64,856	2,153,219
Rent-A-Center, Inc.*	52,321	1,463,942
Sunterra Corporation*	210,176	3,299,763
Tupperware Corp.	116,989	2,916,536
Wolverine World Wide, Inc.	73,204	2,091,438
		34,135,900
CONSUMER, NON-CYCLICAL (4.4%)
Boston Beer Co., Inc. Cl A*	23,431	781,424
Conmed Corp.*	32,613	953,278
Flowers Foods, Inc.	26,947	812,991
Great Atlantic & Pac. Tea, Inc	23,825	790,514
Longs Drug Stores Corp.	34,153	1,763,661
Mueller Industries, Inc.	94,712	2,850,831
Vector Group, Ltd.	159,073	2,976,256
		10,928,955
ENERGY (5.8%)
Aegean Marine Pretroleum*	63,203	1,064,339
CNX Gas Corp.*	93,269	2,642,311
Ellora Energy, Inc.*	119,800	1,437,600
Northwest Natural Gas	25,773	1,177,053
Range Resources Corp.	125,530	4,192,702
Superior Well Services, Inc.*	42,452	970,028
Unisource Energy Corp.	79,654	2,991,008
		14,475,041

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (28.1%)
American Home Mortgage Inv.	21,372	576,830
AmericanWest Bancorp	48,455	1,043,721
Assured Guaranty Co.*	89,508	2,445,359
Asta Funding Inc.	49,669	2,144,707
Bank Mutual Corp.	198,865	2,261,095
Banner Corporation	31,023	1,289,006
Brookline Bankcorp	230,771	2,923,869
Capital Lease Funding, Inc.	51,432	550,837
Columbia Banking System	39,745	1,340,599
Equity Inns, Inc.	161,615	2,647,254
FBR Capital Markets Corp.*	159,700	2,395,500
First Niagara Financial Grp.	161,642	2,248,440
First State Bank Corporation	91,720	2,068,286
FirstFed Financial Corp.*	38,827	2,206,538
Glacier Bancorp, Inc.	75,426	1,813,241
Highwoods Properties, Inc.	51,631	2,038,908
ISHARES Russel Midcap	33,560	2,667,349
Iberia Bank Corp.	17,581	978,558
JER Investors Trust, Inc.	76,615	1,457,217
KNBT Bancorp, Inc.	139,458	2,055,611
Knight Capital Group, Inc.*	59,583	943,795
LandAmerica Financial Group	46,363	3,426,689
MAF Bancorp	67,435	2,787,763
Medical Properties Trust Inc	97,430	1,431,247
Meruelo Maddux Prop., Inc.*	103,969	909,729
Mid-America Apt. Communities	33,402	1,879,197
National Financial Partners	35,907	1,684,397
NewAlliance Bankshare	192,898	3,126,877
PHH Corp.*	121,016	3,698,249
Pennsylvania REIT	32,970	1,461,560
Phoenix Companies, Inc.	81,757	1,134,787
Provident Financial Services	96,746	1,688,218
Rait Finiancial Trust	47,510	1,327,429
Santander Bancorp	16,655	293,295
Sterling Financial Corp.	56,314	1,756,434
Sws Group, Inc.	106,403	2,639,858
Taylor Capital Gowth, Inc.	35,244	1,233,540
Vintage Wine Trust, Inc.	236,080	1,593,540
		70,169,529
HEALTHCARE (2.7%)
Discovery Laboratories, Inc.*	609,931	1,445,536

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2007

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Enzon, Inc.*	285,949	2,330,484
Genesis HealthCare Corp.*	26,701	1,685,100
Inverness Medical Innovations*	26,791	1,171,570
		6,632,690
INDUSTRIAL (17.1%)
Agnico-Eagle Mines, Ltd.	58,412	2,068,953
Alaska Air Group, Inc.*	67,420	2,568,702
Allis-Chalmers Corp.*	138,143	2,175,752
Apogee Enterprises, Inc.	84,038	1,684,122
Aspect Medical Systems, Inc.*	63,214	985,506
Baldor Electric Company	68,421	2,582,209
Benchmark Electronics*	32,691	675,396
Bronco Drilling Co., Inc.*	66,088	1,095,078
Chaparral Steel Co.	55,971	3,255,833
FLOTEK Industries, Inc.*	15,639	445,712
Felcor Lodging Trust, Inc.	44,990	1,168,390
Frozen Foods Express Ind.	88,866	739,365
General Cable Corp.*	88,724	4,740,523
Genlyte Group, Inc.*	13,433	947,698
Granite Construction	48,130	2,659,664
Healthcare Services Group	51,547	1,476,822
Komag, Inc.*	29,050	950,807
Levitt Corporation	106,020	987,046
Littelfuse, Inc.*	44,440	1,804,264
Live Nation Inc*	65,521	1,445,393
Siligan Holdings, Inc.	73,750	3,769,363
Texas Industries, Inc.	36,170	2,731,920
Trico Marine Services, Inc.*	47,009	1,751,555
		42,710,073
TECHNOLOGY (11.4%)
Anixter International, Inc.*	35,553	2,344,364
Cirrus Logic, Inc.*	117,783	902,218
CommScope, Inc.*	108,291	4,645,683
Dot Hill Systems*	182,875	667,494
Electronics For Imaging, Inc.*	69,074	1,619,784
Fairchild Semiconductor Intl.*	20,760	347,107
Global Imaging Systems., Inc.*	105,849	2,064,055
Hyperion Solutions, Corp.*	41,460	2,148,871
Imation Corp.	36,723	1,482,875
Informatica Corp.*	104,316	1,400,964
Lecroy Corp.*	38,780	323,813

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2007

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Marlin Business Services*	60,805	1,330,413
Perot Systems Corp. Cl A*	71,984	1,286,354
Rogers Corp.*	14,742	653,808
Semtech Corp.*	42,024	566,484
Syniverse Holdings, Inc.*	52,020	548,291
Tech Data Corp.*	67,782	2,427,273
Technitrol, Inc.	103,181	2,702,310
Tibco Software, Inc.*	67,450	574,674
Website Pros, Inc.*	59,819	538,969
		28,575,804
TELECOMMUNICATIONS (1.8%)
CT Communications, Inc.	55,877	1,346,636
Cincinnati Bell, Inc.*	218,102	1,025,079
Iowa Telecomunications Service	108,577	2,171,540
		4,543,255
UTILITIES (4.8%)
Avista Corp.	71,167	1,724,376
Black Hills Corp.	31,441	1,156,086
Northwestern Corp.	30,260	1,072,112
PNM Resources, Inc.	93,706	3,026,704
Sierra Pacific Resources*	143,582	2,495,455
Westar Energy, Inc.	93,310	2,567,891
		12,042,624

TOTAL COMMON STOCKS (Cost: $215,727,837) 93.7%		234,012,578

*Non-income producing security.

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2007

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.4%)
Quanta Capital Holdings	57,230	1,101,678

TOTAL PREFERRRED STOCKS (Cost: $1,000,971) 0.4%		1,101,678

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.8%)
GSC Capital Corp.	7.25	07/15/10	1,890,000	1,890,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.8%				1,890,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.3%)
Lowe’s Companies, Inc.	5.32	04/02/07	5,300,000	5,298,433
UPS	5.22	04/13/07	3,000,000	2,994,338
				8,292,771

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,292,771) 3.3%				8,292,771

TOTAL INVESTMENTS (Cost: $226,911,579) 98.2%				245,297,027

OTHER NET ASSETS 1.8%				4,603,491

NET ASSETS 100.0%				$249,900,518

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Small Cap Value Fund were as follows:

Unrealized Appreciation	$24,310,016
Unrealized Depreciation	(6,014,045)
Net	$18,295,971
Cost of Investments	$227,001,056

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Georgia Gulf Corp.	41,100	666,231
TETRA Technologies*	62,027	1,182,235
WCI Communications*	51,494	1,098,882
		2,947,348
CONSUMER, CYCLICAL (13.0%)
AAR Corp*	80,637	2,222,356
Aaron Rents, Inc.	45,202	1,195,141
Crown Media Holdings Cl A*	32,115	171,173
Gymboree Corp.*	42,237	1,692,437
Hibbett Sporting Goods, Inc.*	59,685	1,706,394
Hudson Highland Group*	68,123	1,062,038
ICT Group, Inc.*	111,102	1,944,285
Marvel Entertainment Inc*	33,568	931,512
Modine Manufacturing Co.	42,726	978,425
P.F. Changs China Bistro, Inc.	38,754	1,623,018
Payless Shoesource, Inc.*	64,650	2,146,380
Phillips Van Heusen Corp.	29,683	1,745,360
Pinnacle Entertainment, Inc.*	75,334	2,189,959
RC2 Corp.*	25,054	1,011,931
Rare Hospitality Int’l., Inc.*	33,796	1,016,922
Sunopta*	124,000	1,475,600
The Topps Company, Inc.	78,675	764,721
Tween Brands, Inc.*	23,778	849,350
Under Armour Inc - CL A*	16,375	840,038
Wild Oaks Markets, Inc.*	92,486	1,683,245
Wolverine World Wide, Inc.	68,028	1,943,560
		29,193,845

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

CONSUMER, NON-CYCLICAL (7.0%)
Alkermes, Inc.*	58,462	902,653
Chattem, Inc.*	34,497	2,033,253
Comsys ITPartners, Inc.*	28,686	570,851
Dynamex, Inc.*	34,251	871,345
Forrester Research Inc*	61,128	1,733,590
Hologic, Inc.*	56,091	3,233,085
Longs Drug Stores Corp.	26,025	1,343,931
Medicines Company*	17,000	426,360
Mentor Corp.	42,128	1,937,888
Sovran Self-Storage, Inc.	15,067	834,862
Watson Wyatt Worldwide, Inc.	40,087	1,950,233
		15,838,051

	Shares	Value($)
COMMON STOCKS:
ENERGY (2.9%)
Helix Energy Solutions Group*	63,483	2,367,281
Range Resources Corp.	125,323	4,185,788
		6,553,069
FINANCIAL (14.9%)
Acadia Realty Trust	47,124	1,228,523
Argonaut Group, Inc.*	39,847	1,289,449
Assured Guaranty Co.*	39,050	1,066,846
Choice Hotels Intl., Inc.	34,986	1,239,554
Euronet Worldwide*	82,083	2,204,749
First Financial Holdings, Inc.	24,269	839,707
First State Bank Corporation	13,843	312,160
Getty Realty Corp.	32,072	921,749
Glacier Bancorp, Inc.	50,005	1,202,120
ISHARES Russel Midcap	52,149	4,201,123
IShares Russell Micropac	55,495	3,263,661
Intl. Securities Exchange Inc.	33,131	1,616,793

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Jackson Hewitt Tax Service	49,154	1,581,776
La Salle Hotel Properties	50,698	2,350,359
Lazard, Ltd. Cl A*	54,499	2,734,760
National Financial Partners	47,726	2,238,827
NewAlliance Bankshare	67,930	1,101,145
Salary.com., Inc.*	31,585	351,541
Tower Group, Inc.	63,295	2,039,365
Westamerica Bancorp	32,750	1,577,568
		33,361,775
HEALTHCARE (10.7%)
ALNYLAM Pharmaceuticals, Inc.*	23,340	420,120
Allscripts Healthcare Solution	69,695	1,868,523
Arthrocare Corp.*	29,948	1,079,326
DJ Orthopedics, Inc.*	56,346	2,135,513
Digene Corp.*	35,355	1,499,406
Human Genome Sciences, Inc.*	124,311	1,320,183
Inverness Medical Innovations*	60,875	2,662,064
Keryx Biopharmaceuticals, Inc.	48,440	509,589
Kyphon, Inc.*	32,800	1,480,592
Myriad Genetics Inc.*	23,775	819,287
PSS World Medical Inc.*	69,115	1,461,091
Psychiatric Solutions*	61,329	2,472,172
Rigel Pharmaceuticals, Inc.*	43,915	476,917
Sciele Pharma, Inc.*	26,750	633,440

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Seattle Genetics, Inc.*	68,275	559,172
Theravance, Inc.*	44,102	1,301,009
Valeant Pharmaceuticals	79,606	1,376,388
Viasys Healthcare, Inc.*	57,537	1,955,683
		24,030,475

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

INDUSTRIAL (23.4%)
Actuant Corp. Cl A	26,223	1,332,391
Affymetrix, Inc.*	61,698	1,855,259
Agnico-Eagle Mines, Ltd.	63,014	2,231,956
Alaska Air Group, Inc.*	25,725	980,123
Allis-Chalmers Corp*	179,380	2,825,235
Baldor Electric Company	38,196	1,441,517
Benchmark Electronics*	42,867	885,632
Bucyrus International, Inc.	20,717	1,066,926
Curtis Wright Corp. Cl B	33,774	1,301,650
DIODES, Inc.*	37,948	1,322,488
Eclipsys Corp.*	56,644	1,091,530
FLIR Systems Inc.*	88,523	3,157,615
General Cable Corp.*	39,120	2,090,182
Genesee & Wyoming, Inc. Cl A*	88,254	2,348,439
Granite Construction	25,659	1,417,916
HUB Group, Inc. Cl A*	58,857	1,706,264
Harmonic, Inc.*	175,516	1,723,567
Heelys, Inc.*	36,475	1,070,177
Heidrick & Struggles Intl Inc*	39,041	1,891,536
ICO, Inc.*	160,264	984,021
Integra Lifesciences Corp.*	12,225	557,216
Interline Brands, Inc.*	43,990	964,261
JetBlue Airways Corp*	146,550	1,686,791
Ladish Co Inc*	42,776	1,610,089
Landauer, Inc.	15,625	788,750
Littelfuse, Inc.*	50,394	2,045,996
Live Nation Inc*	71,029	1,566,900
Miller (Herman), Inc.	44,082	1,476,306
RTI International Metals Inc*	31,630	2,878,646

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Semitool, Inc.*	68,899	895,687
Shuffle Master Inc.*	58,775	1,072,644
Waste Connections Inc.*	51,150	1,531,431

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Wright Express Corp*	49,736	1,508,493
ZUMIEZ, Inc.*	31,675	1,270,801
		52,578,435
TECHNOLOGY (20.4%)
Activision, Inc.*	140,065	2,652,831
Altiris, Inc.*	40,848	1,344,308
Ansys, Inc.*	22,996	1,167,507
Arris Group, Inc.*	114,849	1,617,074
Aspen Technology, Inc.*	106,077	1,379,001
CommScope, Inc.*	50,452	2,164,391
EFJ, Inc.*	174,095	929,667
Equinix Inc*	11,762	1,007,180
Exelixis, Inc*	53,530	532,088
FormFactor, Inc.*	38,842	1,738,180
Informatica Corp.*	140,215	1,883,087
Kronos, Inc.*	20,650	1,104,775
Medics Pharmaceutical Corp.	141,342	4,356,160
Micrel, Inc.*	123,232	1,358,017
Microsemi Corp.*	82,275	1,712,143
Netlogic Microsystems, Inc.*	69,541	1,851,181
Neustar, Inc. Cl A*	32,687	929,618
Parametric Technology Corp.*	73,520	1,403,497
Right Now Technologies*	39,275	643,325

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Rogers Corp.*	43,687	1,937,518
SPSS, Inc.*	44,992	1,624,211
Syniverse Holdings, Inc.*	71,156	749,984
Tibco Software, Inc.*	54,821	467,075
Varian Semiconductor Equip.*	61,493	3,282,496
Viasat, Inc.*	95,404	3,145,469
Wabtech	69,162	2,385,396
aQuantive, Inc.*	89,994	2,511,732
		45,877,911
UTILITIES (5.0%)
PNM Resources, Inc.	32,366	1,045,422

TOTAL COMMON STOCKS (Cost: $180,159,263) 94.1%		211,426,331

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.4%)
Federal Home Loan Bank	4.90	04/02/07	7,655,000	7,652,916

COMMERCIAL PAPER (2.4%)
Pitney Bowes	5.24	04/17/07	3,000,000	2,992,576
UPS	5.22	04/13/07	2,375,000	2,370,517
				5,363,093

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,016,009) 5.8%				13,016,009

TOTAL INVESTMENTS (Cost: $193,175,272) 99.9%				224,442,340

OTHER NET ASSETS 0.1%				243,865

NET ASSETS 100.0%				$224,686,205

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Small Cap Growth Fund were as follows:

Unrealized Appreciation	$36,858,101
Unrealized Depreciation	(5,831,950)
Net	$31,026,151
Cost of Investments	$193,416,189

7

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.4%)
Arch Coal, Inc.	3,994	122,576
Cytec Industries, Inc.	4,130	232,271
Eastman Chemical Co.	5,230	331,216
Huntsman Corp.	20,517	391,670
Lubrizol Corp.	4,564	235,183
Lyondell Chemical Co.	3,875	116,134
Sonoco Products Co.	15,423	579,596
Steel Dynamics, Inc.	8,202	354,326
		2,362,972
CONSUMER, CYCLICAL (13.2%)
Belo Corporation	16,426	306,673
Black & Decker Corp.	3,829	312,523
Circuit City Group, Inc.	16,522	306,153
Crown Holdings, Inc.*	30,988	757,966
Federated Dept Stores	4,927	221,961
Fortune Brands, Inc.	3,776	297,624
Harrah’s Entertainment, Inc.	1,296	109,447
Johnson Controls, Inc.	6,380	603,676
Mohawk Industries, Inc.*	3,504	287,503
Newell Rubbermaid, Inc.	7,940	246,855
Office Depot, Inc.*	9,196	323,147
Penney (J.C.) Co., Inc.	1,310	107,630
Polo Ralph Lauren Corp.	9,088	801,107
Rent-A-Center, Inc.*	8,598	240,572
V F Corp.	7,089	585,693
Whirlpool Corp.	3,168	268,995
		5,777,525

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

CONSUMER, NON-CYCLICAL (6.2%)
Clorox Co.	4,294	273,485
Coca-Cola Enterprises	12,928	261,792
Dean Foods Co.	8,869	414,537
Kroger Co.	22,352	631,444
Reynolds American, Inc.	7,194	448,978
Tyson Foods, Inc.	11,467	222,574
Vector Group, Ltd.	24,727	462,642
		2,715,452
ENERGY (5.1%)
CNX Gas Corp.*	14,723	417,103
Denbury Resources, Inc.*	11,342	337,878
Grant Prideco, Inc.*	11,612	578,742

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Range Resources Corp.	16,811	561,487
Spectra Energy Corp.	12,489	328,086
		2,223,296
FINANCIAL (30.2%)
American Financial Group	16,070	547,024
Ameriprise Financial, Inc.	3,750	214,276
Aon Corp.	9,356	355,155
Apartment Investment & Mgmt.Co.	8,703	502,076
Associated BancCorp.	12,878	432,701
Assurant, Inc.	5,456	292,605
Bear Stearns Cos., Inc.	4,227	635,529
CIT Group, Inc.	7,570	400,604
Comerica, Inc.	7,627	450,908
Conseco, Inc.*	12,993	224,779
Developers Divers Rlty.	7,931	498,860
E*Trade Financial Corp.*	11,726	248,826

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Equity Residential	12,101	583,631
First American Corp.	6,485	328,919
First Tennessee Natl. Bank	11,199	465,094
Fulton Financial Corp	18,667	271,232
Genworth Financial, Inc.	12,282	429,133
Host Hotels & Resorts Inc.	16,016	421,381
Huntington Bancshares, Inc.	17,535	383,140
ISHARES Russel Midcap	2,755	421,983
ISHARES Russel Midcap	3,588	373,152
KeyCorp.	14,721	551,596
M & T Bank Corp.	3,398	393,590
Peoples Bank	10,860	482,184
Principal Financial Group, Inc.	12,122	725,744
Prologis Trust	6,479	420,681
Radian Group, Inc.	6,280	344,646
StanCorp Financial GP	9,196	452,167
Vornado Realty Trust	6,768	807,693
Zions Bancorporation	6,054	511,684
		13,170,993
HEALTHCARE (4.0%)
CIGNA Corp.	4,214	601,169
Hillenbrand Industries, Inc.	4,007	237,896
Hospira, Inc.*	6,644	271,740

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
King Pharmaceuticals, Inc.*	15,098	296,978
McKesson Corp.	5,511	322,614
		1,730,397

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

INDUSTRIAL (9.2%)
Agnico-Eagle Mines, Ltd.	12,693	449,586
Alliant TechSystems, Inc.*	4,643	408,213
BEA Systems, Inc.*	8,047	93,265
CSX Corp.	7,780	311,589
Donnelley R.R. & Sons	15,207	556,424
General Growth Pptys., Inc.	6,241	402,981
Lincoln Electric Holdings	5,220	310,903
Mettler-Toledo International*	3,566	319,407
Southwest Airlines Co.	13,675	201,023
Textron, Inc.	4,214	378,417
Trinity Industries	10,315	432,405
Yellow Roadway Corp.*	3,409	137,110
		4,001,323
TECHNOLOGY (6.9%)
Arrow Electronics*	8,983	339,108
Computer Sciences Corp.*	3,631	189,284
DRS Technologies Inc	7,330	382,406
Electronic Data Systems Corp.	13,905	384,890
Intersil Corp. Cl A	7,061	187,046
McAfee, Inc.*	7,133	207,428
Medics Pharmaceutical Corp.	5,049	155,610
NCR Corp.*	5,564	265,792
Sybase, Inc.*	9,787	247,415
Tellabs, Inc.*	16,774	166,063
Xerox Corp.*	28,152	475,487
		3,000,529
TELECOMMUNICATIONS (1.5%)
CenturyTel, Inc.	9,735	439,925
Qwest Communications Intl.*	26,210	235,628
		675,553

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

UTILITIES (15.0%)
American Electric Power, Inc.	15,853	772,834
Constellation Energy Group	5,511	479,181
Edison International	13,177	647,386
Energen Corp.	13,523	688,185
Entergy Corp.	4,477	469,727

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
PG & E Corp.	12,856	620,559
PPL Corporation	16,127	659,594
Pepco Holdings, Inc.	18,409	534,229
Pinnacle West Capital Corp.	9,787	472,223
Sempra Energy	12,152	741,394
Sierra Pacific Resources*	26,111	453,809
		6,539,121

TOTAL COMMON STOCKS (Cost: $37,833,397) 96.7%		42,197,161

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.1%)
Federal Farm Credit Corp.	5.00	04/02/07	1,354,000	1,353,624

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,353,624) 3.1%				1,353,624

TOTAL INVESTMENTS (Cost: $39,187,021) 99.8%				43,550,785

OTHER NET ASSETS 0.2%				67,187

NET ASSETS 100.0%				$43,617,972

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Mid Cap Value Fund were as follows:

Unrealized Appreciation	$4,721,769
Unrealized Depreciation	(366,393)
Net	$4,355,376
Cost of Investments	$39,195,409

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.0%)
Airgas, Inc.	24,496	1,032,506
Albemarle Corp.	24,626	1,018,039
Arch Coal, Inc.	44,395	1,362,483
Bowater, Inc.	17,526	417,469
Cabot Corp.	20,062	957,559
Chemtura Corp.	75,196	821,892
Commercial Metals Co.	36,860	1,155,561
Cytec Industries, Inc.	13,121	737,925
FMC Corp.	11,948	901,238
Ferro Corp.	13,453	290,719
Glatfelter	13,964	208,203
Longview Fibre Co.	20,505	505,038
Louisiana-Pacific Corp.	32,534	652,632
Lubrizol Corp.	21,565	1,111,244
Lyondell Chemical Co.	66,823	2,002,685
Martin Marietta Materials, Inc.	14,049	1,899,425
Minerals Technologies, Inc.	5,923	368,174
Olin Corp.	22,915	388,180
Packaging Corp of America	25,514	622,542
Potlatch Corp	12,126	555,128
RPM International Inc.	37,283	861,237
Scotts Co. Cl A	13,618	599,601
Sensient Technologies Corp.	14,583	375,950
Sonoco Products Co.	31,026	1,165,957
Steel Dynamics, Inc.	27,205	1,175,256
Valspar Corp.	31,858	886,608
Worthington Industries, Inc.	21,792	448,479
		22,521,730

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

CONSUMER, CYCLICAL (12.5%)
99 Cent Only Stores*	14,535	214,101
Advance Auto Parts	32,949	1,270,184
Aeropostale, Inc.*	16,393	659,490
American Eagle Outfitters	62,571	1,876,504
American Greetings Corp. Cl A	17,724	411,374
Ann Taylor Stores Corp.*	22,394	868,439
Applebees Intl., Inc.	23,175	574,277
ArvinMeritor, Inc.	22,240	405,880
Bandag, Inc.	3,586	181,774
Barnes & Noble, Inc.	15,957	629,504

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Beazer Homes USA, Inc.	12,209	354,427
Belo Corporation	27,439	512,286
Blyth, Inc.	7,857	165,861
Bob Evans Farms, Inc.	11,158	412,288
Borders Group, Inc.	18,525	378,281
Borg-Warner, Inc.	18,077	1,363,367
Boyd Gaming Corp.	13,321	634,612
Brinker International, Inc.	38,139	1,247,145
CBRL Group, Inc.	7,853	363,594
Callaway Golf Co.	19,388	305,555
CarMax, Inc.*	67,006	1,644,327
Catalina Marketing Corp.	11,311	357,201
Charming Shoppes, Inc.*	38,449	497,915
Cheesecake Factory, Inc.*	24,407	650,447
Chico’s FAS, Inc.*	54,805	1,338,886

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Claire’s Stores, Inc.	29,019	932,090
Coldwater Creek Inc*	18,865	382,582
Dick’s Sporting Goods Inc.*	11,727	683,215
Dollar Tree Stores*	31,994	1,223,451
Entercom Communications	8,754	246,688
Foot Locker, Inc.	48,533	1,142,952
Furniture Brands Intl., Inc.	15,072	237,836
Gamestop Corp.*	47,296	1,540,431
Gentex Corp.	44,562	724,133
Hanesbrands, Inc.*	30,048	883,111
Harte-Hanks, Inc.	14,724	406,235
Hovanian Enterprises, Inc.*	11,388	286,522
International Speedway Corp.	11,151	576,507
Lear Corp.	23,819	869,632
Lee Enterprises	14,358	431,458
MDC Holdings, Inc.	10,865	522,281
Media General Inc. Cl A	7,522	287,040
Modine Manufacturing Co.	10,236	234,404
Mohawk Industries, Inc.*	16,745	1,373,927
O’Reilly Automotive, Inc.*	35,358	1,170,350
Pacific Sunwear of Calif*	21,659	451,157
Payless Shoesource, Inc.*	20,575	683,090
PetSmart, Inc.	42,317	1,394,768
Phillips Van Heusen Corp.	17,078	1,004,186

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Regis Corporation	14,007	565,463
Rent-A-Center, Inc.*	21,926	613,489
Ross Stores, Inc.	43,576	1,499,014

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Ruby Tuesday, Inc.	18,444	527,498
Ryland Group, Inc.	13,275	560,072
Saks Incorporated	43,303	902,435
Scholastic Corp.*	8,086	251,475
Strayer Education Inc.	4,457	557,125
Thor Industries, Inc.	10,944	431,084
Timberland Company Cl A*	15,669	407,864
Toll Brothers, Inc.*	39,543	1,082,687
Tupperware Corp.	19,029	474,393
Urban Outfitters, Inc.*	34,920	925,729
Valassis Communication, Inc.*	14,936	256,750
Washington Post Co. Cl B	1,771	1,352,159
Westwood One, Inc.	21,804	149,793
Wiley (John) & Sons Cl A	13,788	520,635
Williams-Sonoma, Inc.	34,971	1,240,072
		47,323,502
CONSUMER, NON-CYCLICAL (2.4%)
Alberto-Culver Co.	25,382	580,740
BJ’s Wholesale Club, Inc.*	20,064	678,765
Church & Dwight	20,456	1,029,960
Energizer Holdings, Inc.*	17,502	1,493,446
Hansen Natural Corp.*	18,980	718,962
Hormel Foods Corp.	22,792	847,634
J.M. Smucker Co.	17,655	941,365
Lancaster Colony Corp.	7,292	322,233
PepsiAmericas, Inc.	18,870	421,178
Ruddick Corp.	11,209	337,167
Smithfield Foods, Inc.*	31,099	931,415
Tootsie Roll Inds., Inc.	8,476	254,022
Universal Corp.	8,098	496,812
		9,053,699

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

ENERGY (6.1%)
Cimarex Energy Co.	25,957	960,928
Denbury Resources, Inc.*	37,565	1,119,061
FMC Technologies Inc.*	21,066	1,469,564
Forest Oil Corp.*	17,106	570,827

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Frontier Oil Crop	34,058	1,111,653
Grant Prideco, Inc.*	39,899	1,988,566
Hanover Compressor Co.*	32,615	725,684
Helmerich & Payne, Inc.	32,190	976,645
NewField Exploration Company*	40,535	1,690,715
Noble Energy, Inc.	53,136	3,169,562
Overseas Shipholding Group	9,205	576,233
Patterson UTI Energy, Inc.	48,813	1,095,364
Pioneer Natural Resources Co.	38,510	1,660,166
Plains Exploration & Prod. Co.	22,576	1,019,081
Pogo Producing Co.	18,242	877,440
Pride International, Inc.*	51,562	1,552,016
Quicksilver Resources*	17,278	687,146
Superior Energy Services, Inc.*	25,144	866,714
Tidewater, Inc.	17,920	1,049,754
		23,167,119
FINANCIAL (16.4%)
AMB Property Corp.	30,840	1,813,084
American Financial Group	21,843	743,536
Americredit Corp.*	36,615	837,019
Associated BancCorp.	40,682	1,366,915

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Astoria Financial Corp.	26,325	699,982
Bank of Hawaii Corp	15,505	822,230
Berkley (WR) Corp.	52,915	1,752,545
Broadridge Financial Solutions	3,875	76,338
Brown & Brown, Inc.	35,921	970,585
Cathay General Bancorp	16,146	548,641
City National Corp.	12,490	919,264
Colonial BancGroup, Inc.	47,649	1,179,313
Cullen Frost Bankers, Inc.	18,663	976,635
Eaton Vance Corp.	39,407	1,404,465
Edwards (A.G.), Inc.	23,471	1,623,724
Everest RE Group*	19,968	1,920,323
Fidelity National Financial, Inc.	69,084	1,658,707
First American Corp.	30,086	1,525,962
First Niagara Financial Grp.	34,079	474,039
Firstmerit Corp.	24,978	527,286
GATX Corp.	16,536	790,421
Gallagher (Arthur J.) & Co.	30,650	868,315

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Global Payments, Inc.	21,346	727,045
Greater Bay Bancorp	15,912	427,874
HCC Insurance Holdings, Inc.	34,893	1,074,704
Hanover Insurance Group	15,987	737,320
Highwoods Properties, Inc.	17,536	692,497
Horace Mann Educators Corp.	13,450	276,398
Hospitality Properties Trust	29,260	1,369,368
Indymac Bancorp, Inc.	22,554	722,856
Investors Financial Services	20,576	1,196,494

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Jefferies Group	32,798	949,502
Leucadia National	50,597	1,488,564
Liberty Property Trust	28,501	1,388,569
Macerich Co.	22,436	2,072,189
Mack-Cali Realty Corp.	21,139	1,006,851
Mercury General Corporation	11,081	587,736
MoneyGram International, Inc.	26,151	725,952
New Plan Excel Realty Trust	32,270	1,065,878
New York Community Bancorp	85,421	1,502,555
Nuveen Investments, Inc.	24,756	1,170,959
Ohio Casualty Corp.	18,678	559,406
Old Republic Intl. Corp.	72,084	1,594,498
PMI Group, Inc.	27,089	1,224,965
Protective Life Corp.	21,850	962,274
Radian Group, Inc.	24,925	1,367,884
Raymond James Financial, Inc.	28,857	858,784
Rayonier, Inc.	24,085	1,035,655
Regency Centers Corp.	21,577	1,802,758
SEI Investments	19,776	1,191,108
SVB Financial Group*	10,760	522,828
StanCorp Financial Grp.	16,704	821,336
TCF Financial	34,980	922,073
UDR Inc	42,266	1,294,185
Unitrin, Inc.	12,536	590,070
Waddell & Reed Financial, Inc.	26,147	609,748
Washington Federal, Inc.	27,269	639,731
Webster Financial Corp.	17,607	845,312
Weingarten Realty Investors	23,559	1,120,466

7

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Westamerica Bancorp	9,456	455,496
Wilmington Trust Corp.	21,355	900,540
		62,001,757
HEALTHCARE (9.7%)
Advanced Medical Optics, Inc.*	18,613	692,404
Apria Healthcare Group, Inc.*	13,509	435,665
Beckman Coulter, Inc.	19,229	1,228,541
Cephalon, Inc.*	20,484	1,458,666
Charles River Laboratories Inc	20,871	965,492
Community Health Systems, Inc.*	29,332	1,033,953
Covance, Inc.*	19,948	1,183,714
Cytyc Corp.*	35,792	1,224,444
Dentsply International, Inc.	47,443	1,553,758
Edwards Lifesciences Corp.*	18,049	915,084
Gen-Probe, Inc.*	16,307	767,734
Health Management Associates	75,496	820,642
Health Net, Inc.*	34,896	1,877,754
Hillenbrand Industries, Inc.	19,196	1,139,667
Intuitive Surgical, Inc.*	11,580	1,407,781
Invitrogen Corp.*	14,676	934,127
Lifepoint Hospitals, Inc.*	17,888	683,679
Lincare Holdings, Inc.*	27,298	1,000,472
Millennium Pharmaceuticals, Inc.	99,075	1,125,492
Omnicare, Inc.	37,877	1,506,368
Par Pharmaceutical Cos., Inc.*	11,204	281,444
Pdl BioPharma, Inc.*	35,942	779,941
Perrigo Co.	23,675	418,101

8

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Pharmaceutical Prod. Dev. Inc.	32,363	1,090,309
Psychiatric Solutions*	16,747	675,072
ResMed, Inc.*	23,948	1,206,261
Schein (Henry), Inc.*	27,426	1,513,367
Sepracor, Inc.*	34,356	1,602,020
Steris Corp.	20,228	537,256
Techne Corp.*	12,302	702,444
Triad Hospitals, Inc.*	27,551	1,439,540
Universal Health Services Cl B	16,800	961,968
VCA Antech, Inc.*	26,088	947,255
Valeant Pharmaceuticals	29,440	509,018
Varian, Inc.*	9,528	555,101

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Ventana Medical Systems, Inc.*	10,304	431,738
Vertex Pharmaceutical*	39,492	1,107,356
		36,713,628
INDUSTRIAL (18.0%)
ADESA, Inc.	28,291	781,680
AGCO Corp.*	28,464	1,052,314
Affymetrix, Inc.*	21,270	639,589
AirTran Holdings, Inc.*	28,479	292,479
Alaska Air Group, Inc.*	12,564	478,688
Alexander & Baldwin, Inc.	13,370	674,383
Alliant TechSystems Inc.*	10,289	904,609
Ametek, Inc.	33,114	1,143,758
Avis Budget Group	31,579	862,738
Cameron International Corp.*	35,089	2,203,238
Career Education Corp.*	29,589	902,465

9

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Carlisle Companies, Inc.	19,024	816,700
ChoicePoint, Inc.*	23,875	893,641
Con-Way Inc	14,515	723,428
Copart, Inc.*	22,201	621,850
Corinthian Colleges, Inc.*	26,941	370,439
Corporate Executive Board Co.	11,910	904,684
Crane Co.	15,870	641,465
DeVry, Inc.	18,590	545,617
Deluxe Corp.	16,093	539,598
Donaldson Company, Inc.	21,486	775,645
Dun & Bradstreet	18,709	1,706,261
Dycom Industries, Inc.*	12,696	330,858
Encore Aquisition Company*	16,550	400,345
Expeditors Int’l Wash., Inc.	66,753	2,758,234
Fastenal Co.	39,145	1,372,032
Federal Signal Corp.	14,858	230,596
Florida Rock Industries	15,391	1,035,660
Flowserve Corporation	17,667	1,010,376
Graco, Inc.	20,782	813,823
Granite Construction	10,564	583,767
HNI Corporation	14,941	686,240
Harsco Corp.	26,204	1,175,511
Hubbell, Inc. Cl B	18,699	902,040
Hunt (JB) Transport Svcs., Inc	32,080	841,779

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
ITT Educational Services, Inc.	9,992	814,248
Jacobs Engineering Group, Inc.	36,886	1,720,732
JetBlue Airways Corp*	55,559	639,484

10

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Joy Global, Inc.	34,119	1,463,705
Kelly Services, Inc.	6,714	216,191
Kennametal, Inc.	12,047	814,498
Korn/Ferry International*	13,313	305,400
Laureate Education, Inc.*	16,039	945,820
Lincoln Electric Holdings	13,348	795,007
MSC Ind. Direct Co. Cl A	16,675	778,389
Manpower, Inc.	26,539	1,957,782
Martek Biosciences Corp.*	10,045	207,128
Miller (Herman), Inc.	20,111	673,517
Mine Safety Appliances Co.	9,321	392,041
Navigant Consulting Co.*	16,932	334,576
Net Flix.com*	18,853	437,201
Nordson Corp.	10,518	488,666
OSI Restaurant Partners Inc.	23,428	925,406
Oshkosh Truck Corp.	23,050	1,221,650
Pentair, Inc.	31,149	970,603
Precision Castparts Corp.	42,757	4,448,866
Quanta Services, Inc.*	36,894	930,467
Reliance Steel & Aluminum Co.	20,104	973,034
Republic Services, Inc.	52,539	1,461,635
Rollins, Inc.	9,364	215,466
Roper Industries, Inc.	27,413	1,504,425
SPX, Inc.	18,617	1,306,913
Scientific Games Corp*	20,924	686,935
Sequa Corp. Cl A*	2,157	258,344
Sotheby’s (Deleware)	17,834	793,256
Stericycle, Inc.*	13,819	1,126,249
Swift Transportation Co., Inc.	16,871	525,700
Teleflex, Inc.	12,189	829,705

11

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

The Brink’s Company	15,124	959,618
Thomas & Betts Corp.*	16,026	782,389
Timken Co.	29,372	890,265
Trinity Industries	24,921	1,044,688
United Rentals*	20,780	571,450
Wellcare Health Plans Inc.*	10,194	869,039

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Werner Enterprises, Inc.	15,507	281,762
Yellow Roadway Corp.*	17,846	717,766
		67,896,546
TECHNOLOGY (15.1%)
3Com Corp.*	123,888	484,402
Activision, Inc.*	77,808	1,473,684
Acxiom Corp.	21,499	459,864
Adtran, Inc.	19,238	468,445
Advent Software, Inc.*	6,225	217,066
Alliance Data Systems*	20,595	1,269,064
Amphenol Corp Cl A	27,761	1,792,528
Andrew Corp.*	48,829	517,099
Arrow Electronics*	38,323	1,446,693
Atmel Corp.*	133,578	671,897
Avnet, Inc.*	40,088	1,448,780
Avocent Corp.*	15,839	427,178
BISYS Group, Inc.*	37,737	432,466
CDW Corp.	18,896	1,160,781
CSG Systems Intl., Inc.*	14,141	353,808
Cadence Design Systems, Inc.*	87,255	1,837,590
Ceridian Corp.*	44,038	1,534,284

12

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Cerner Corp.*	20,416	1,111,651
CheckFree Corp.*	27,256	1,010,925
CommScope, Inc.*	18,681	801,415
Cree , Inc.*	23,886	393,164
Cypress Semiconductor Corp.*	57,687	1,070,094
DRS Technologies Inc	12,636	659,220
DST Systems, Inc.*	17,259	1,297,877
Diebold, Inc.	20,488	977,482
F5 Networks, Inc.*	12,872	858,305
Fair Isaac Corporation	17,811	688,929
Fairchild Semiconductor Intl.*	38,525	644,138
Gartner, Inc.*	16,227	388,637
Harris Corp.	41,812	2,130,321
Henry (Jack) & Associates	24,091	579,389
Imation Corp.	10,933	441,475
Ingram Micro, Inc.*	44,454	858,407
Integrated Device Tech., Inc.*	61,278	944,907
International Rectifier*	22,612	864,005

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Intersil Corp. Cl A	42,281	1,120,024
Kemet Corp.*	26,110	199,742
Lam Research Corp.*	44,208	2,092,807
Lattice Semiconductor Corp.*	35,775	209,284
MEMC Elect. Materials, Inc.*	52,439	3,176,755
MPS Group, Inc.*	31,956	452,177
Macrovision Corp.*	16,265	407,438
McAfee, Inc.*	49,743	1,446,526
Medics Pharmaceutical Corp.	17,338	534,357

13

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Mentor Graphics Corp.*	26,493	432,896
Micrel, Inc.*	17,680	194,834
Microchip Technology, Inc.	67,382	2,394,083
National Instruments Corp.	17,787	466,553
Neustar, Inc. Cl A*	20,201	574,516
Newport Corp.*	12,793	209,421
Palm, Inc.*	31,832	577,114
Parametric Technology Corp.*	35,567	678,974
Plantronics, Inc.	14,934	352,741
Polycom, Inc.*	28,339	944,539
Powerwave Technologies, Inc.*	40,599	231,008
RF Micro Devices*	60,147	374,716
SRA International, Inc. Cl A*	12,850	313,026
Semtech Corp.*	22,714	306,185
Silicon Laboratories, Inc.*	17,099	511,602
Sybase, Inc.*	28,670	724,778
Synopsys, Inc.*	45,259	1,187,144
Tech Data Corp.*	16,983	608,161
Transaction Systems Architects	11,700	378,963
Triquint Semiconductor, Inc.*	42,804	214,020
Utstarcom, Inc.*	33,159	274,888
ValueClick , Inc.*	31,034	810,917
Vishay Intertechnology, Inc.*	57,521	804,143
Western Digital Corp.*	68,600	1,153,165
Wind River Systems*	23,552	234,106
Zebra Technologies Cl A*	21,497	829,998
		57,137,571

14

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (0.6%)
Cincinnati Bell, Inc.*	77,167	362,685
Telephone & Data Systems, Inc.	32,459	1,935,206
		2,297,891
UTILITIES (8.3%)
AGL Resources, Inc.	24,245	1,035,746
Alliant Energy Corp.	36,243	1,624,411
Aqua America, Inc.	41,270	926,511
Aquila, Inc.*	116,819	488,303
Black Hills Corp.	10,408	382,702
DPL, Inc.	35,267	1,096,451
Duquesne Light Holdings, Inc.	27,373	541,712
Energy East Corporation	50,027	1,218,658
Equitable Resources, Inc.	37,925	1,832,536
Great Plains Energy Inc.	26,793	869,433
Hawaiian Electric Inds.	25,416	660,562
IdaCorp, Inc.	13,606	460,427
MDU Resources Group	56,485	1,623,379
NSTAR	33,305	1,169,672
National Fuel Gas Co.	25,809	1,116,497
Northeast Utilities	48,122	1,576,958
OGE Energy Corp.	28,475	1,104,830
Oneok, Inc.	34,564	1,555,380
PNM Resources, Inc.	23,662	764,283
Pepco Holdings, Inc.	60,012	1,741,548
Puget Energy, Inc.	36,396	934,649
SCANA Corp.	36,397	1,571,258
Sierra Pacific Resources*	68,991	1,199,064

15

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Southwestern Energy Co.*	52,692	2,159,318
Vectren Corporation	23,777	680,022
WGL Holdings, Inc.	15,323	490,030
Westar Energy, Inc.	27,286	750,911
Wisconsin Energy Corp.	36,468	1,769,427
		31,344,678

TOTAL COMMON STOCKS (Cost: $284,592,736) 95.1%		359,458,121

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)	4.92	04/05/07	500,000	499,655
U.S. Treasury Bill (a)	4.97	06/07/07	500,000	495,279
				994,934
COMMERCIAL PAPER (4.2%)
Alabama Power Co.	5.25	04/05/07	1,600,000	1,598,832
Nestle Capital Corp.	5.34	04/02/07	5,246,000	5,244,443
PepsiCo Inc.	5.26	04/04/07	9,000,000	8,994,739
				15,838,014

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,832,964) 4.5%				16,832,948

TOTAL INVESTMENTS (Cost: $301,425,700) 99.6%				376,291,069

OTHER NET ASSETS 0.4%				1,446,450

NET ASSETS 100.0%				$377,737,519

16

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

35 S&P 400 Index Futures Contracts	June 2007	$14,976,500	$355,700

Face Value of futures purchased and outstanding as a percentage of total investments in securities:  4.0%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Mid-Cap Equity Index Fund were as follows:

Unrealized Appreciation	$89,190,165
Unrealized Depreciation	(18,050,654)
Net	$71,139,511
Cost of Investments	$305,151,558

17

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Dow Chemical Co.	26,290	1,205,659
Freeport-McMoran Copper	17,900	1,184,801
Monsanto Co.	17,595	967,021
		3,357,481
CONSUMER, CYCLICAL (5.4%)
Best Buy Co., Inc.	12,765	621,911
Carnival Corp.	9,606	450,137
Circuit City Group, Inc.	34,818	645,178
Comcast Corp. Cl A*	33,348	865,381
D.R. Horton, Inc.	15,958	351,076
Harman Intl. Inds	4,552	437,356
Home Depot, Inc.	11,656	428,241
International Game Technology	22,713	917,151
Johnson Controls, Inc.	11,440	1,082,453
Kohl’s Corp.*	3,816	292,344
McDonald’s Corp.	17,619	793,736
Omnicom Group, Inc.	8,305	850,266
Staples, Inc.	28,523	737,034
Starbucks Corp.*	23,325	731,472
Target Corp.	9,497	562,792
Time Warner, Inc.	47,048	927,787
V F Corp.	15,703	1,297,382
		11,991,697
CONSUMER, NON-CYCLICAL (5.7%)
CVS Corp.	83,783	2,860,352
Colgate-Palmolive Co.	16,641	1,111,452
General Mills, Inc.	11,082	645,194
Hershey Food Corp.	15,519	848,269
PepsiCo, Inc.	26,926	1,711,417
Proctor & Gamble Co.	54,017	3,411,714
Safeway, Inc.	31,984	1,171,894
Wal-Mart Stores, Inc.	20,829	977,922
		12,738,214
ENERGY (5.7%)
Devon Energy Corp.	5,170	357,867
Exxon Mobil Corp.	77,933	5,880,045
Halliburton Co.	57,699	1,831,366
Schlumberger, Ltd.	21,545	1,488,760
Transocean, Inc.*	17,999	1,470,518

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Valero Energy Corp.	25,438	1,640,497
		12,669,053
FINANCIAL (12.1%)
Allstate Corp.	15,523	932,311
American Int’l. Group, Inc.	27,323	1,836,652
Bank of America Corp.	64,593	3,295,535
Bear Stearns Cos., Inc.	7,675	1,153,936
Capital One Financial Corp.	16,283	1,228,715
Citigroup, Inc.	54,412	2,793,512
Goldman Sachs Group, Inc.	6,889	1,423,474
Hartford Fin, Svc .Gp., Inc.	11,247	1,074,988
J.P. Morgan Chase & Co.	40,979	1,982,564
Legg Mason, Inc.	5,300	499,313
Merrill Lynch & Co., Inc.	21,439	1,750,923
MetLife, Inc.	23,591	1,489,772
Morgan Stanley	12,382	975,206
Prologis Trust	11,894	772,277
Safeco Corp.	15,906	1,056,636
Wachovia Corp.	35,615	1,960,606
Wells Fargo & Company	83,039	2,859,033
		27,085,453
HEALTHCARE (6.8%)
Abbott Laboratories	32,694	1,824,325
Aetna, Inc.	20,095	879,960
Amerisource Bergen Corp.	13,558	715,185
Amgen, Inc.*	12,148	678,830
Genzyme Corp. (Genl. Div)*	9,568	574,271
Gilead Sciences, Inc.*	16,296	1,246,644
Humana, Inc.*	6,005	348,410
Johnson & Johnson	47,058	2,835,715
McKesson Corp.	12,416	726,833
Medtronic, Inc.	25,649	1,258,340
Pfizer, Inc.	75,537	1,908,065
Quest Diagnostics, Inc.	9,022	449,927
St. Jude Medical, Inc.*	10,664	401,073
Wyeth	27,364	1,369,021
		15,216,599

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (7.2%)
3M Company	14,295	1,092,567
General Electric Co.	131,973	4,666,565
Google, Inc.*	2,049	938,770
ITT Industries, Inc.	20,847	1,257,491
Illinois Tool Works, Inc.	13,421	692,524
Lockheed Martin Corp.	15,163	1,471,114
Northrop Grumman Corp.	16,491	1,223,962
Southwest Airlines Co.	51,163	752,096
Starwood Hotels & Resort World	13,363	866,591
Tyco International, Ltd.	30,511	962,622
United Parcel Service Cl B	15,316	1,073,652
United Technologies Corp.	16,772	1,090,180
		16,088,134
TECHNOLOGY (8.2%)
Apple Computer, Inc.*	8,748	812,777
Automatic Data Processing	15,019	726,920
Broadcom Corp. Cl A*	31,814	1,020,275
Cisco Systems, Inc.*	98,141	2,505,540
Corning, Inc.*	70,237	1,597,189
Dell, Inc.*	26,866	623,560
EMC Corp.*	28,042	388,382
Hewlett-Packard Co.	35,890	1,440,625
IBM Corp.	16,472	1,552,651
Intel Corp.	100,080	1,914,530
Microsoft Corp.	89,960	2,507,182
Oracle Corp.*	83,995	1,522,829
Qualcomm, Inc.	29,814	1,271,865
Symantec Corp.*	30,040	519,692
		18,404,017
TELECOMMUNICATIONS (1.8%)
AT&T	46,521	1,834,323
Sprint Nextel Corp.	30,513	578,526
Verizon Communications	43,768	1,659,683
		4,072,532
UTILITIES (2.7%)
Constellation Energy Group	9,301	808,722
Dominion Resources, Inc.	15,389	1,366,082
Exelon Corp.	28,944	1,988,742
FirstEnergy Corp.	11,489	761,031

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Sempra Energy	16,559	1,010,265
		5,934,842

TOTAL COMMON STOCKS (Cost: $111,045,378) 57.1%		127,558,022

*Non-income preducing security.

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.4%)
U.S. Treasury Strip	AAA	0.00	08/15/21	7,000,000	3,428,306
U.S. Treasury Strip	AAA	0.00	02/15/17	3,000,000	1,887,576
					5,315,882
U.S. GOVERNMENT AGENCIES (15.5%)
MORTGAGE-BACKED OBLIGATIONS (15.5%)
FHLMC	AAA	5.79	03/01/37	400,000	400,703
FHLMC	AAA	5.00	06/15/17	4,000,000	3,979,916
FHLMC	AAA	4.00	10/15/26	1,100,000	1,074,009
FHLMC	AAA	6.00	07/15/29	473,123	481,751
FNMA	AAA	8.00	03/01/31	35,183	37,161
FNMA	AAA	7.50	06/01/31	35,543	37,200
FNMA	AAA	7.00	09/01/31	57,393	59,812
FNMA	AAA	7.00	11/01/31	51,936	54,126
FNMA	AAA	7.50	02/01/32	30,269	31,660
FNMA	AAA	6.00	03/01/32	42,659	43,237
FNMA	AAA	6.00	04/01/32	151,155	153,056
FNMA	AAA	6.00	04/01/32	151,014	152,913
FNMA	AAA	6.50	04/01/32	140,640	144,595
FNMA	AAA	7.50	04/01/32	55,043	57,458
FNMA	AAA	7.00	04/01/32	48,576	50,620
FNMA	AAA	8.00	04/01/32	20,253	21,395
FNMA	AAA	8.00	04/01/32	10,435	11,027
FNMA	AAA	6.50	05/01/32	176,952	181,928
FNMA	AAA	6.50	05/01/32	170,736	175,537
FNMA	AAA	6.00	05/01/32	165,713	167,797
FNMA	AAA	7.50	06/01/32	44,961	46,934
FNMA	AAA	7.00	06/01/32	10,569	11,014
FNMA	AAA	6.50	07/01/32	73,793	75,868
FNMA	AAA	6.00	04/01/33	451,430	457,107
FNMA	AAA	6.00	05/01/33	212,506	215,043
FNMA	AAA	5.00	06/01/33	1,042,387	1,009,761
FNMA	AAA	5.50	07/01/33	717,902	712,020
FNMA	AAA	5.50	09/01/33	625,855	620,727
FNMA	AAA	5.50	10/01/33	905,465	898,046
FNMA	AAA	5.00	11/01/33	1,447,094	1,401,801
FNMA	AAA	5.00	03/01/34	311,760	302,002
FNMA	AAA	5.50	03/01/34	229,608	227,727
FNMA	AAA	5.00	04/01/34	338,024	327,171
FNMA	AAA	5.50	05/01/34	1,595,246	1,581,250

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	06/01/34	564,049	530,781
FNMA	AAA	6.00	06/01/34	301,831	304,874
FNMA	AAA	5.50	07/01/34	659,988	654,198
FNMA	AAA	6.50	07/01/34	248,729	254,962
FNMA	AAA	5.50	09/01/34	499,211	494,831
FNMA	AAA	6.00	09/01/34	164,670	166,330
FNMA	AAA	5.50	10/01/34	350,421	347,346
FNMA	AAA	6.00	10/01/34	295,940	298,923
FNMA	AAA	6.00	11/01/34	426,694	430,995
FNMA	AAA	5.50	02/01/35	432,774	428,977
FNMA	AAA	5.50	02/01/35	348,351	345,063
FNMA	AAA	5.00	04/01/35	662,013	640,251
FNMA	AAA	5.50	04/01/35	519,345	514,443
FNMA	AAA	5.50	08/01/35	210,970	208,978
FNMA	AAA	5.00	09/01/35	450,621	435,808
FNMA	AAA	6.50	09/01/36	504,561	517,077
FNMA	AAA	6.00	12/01/36	582,081	586,408
FNMA	AAA	6.00	01/01/37	478,195	481,749
FNMA	AAA	6.00	02/25/47	286,514	290,284
FNMA	AAA	6.50	09/01/16	43,379	44,465
FNMA	AAA	6.50	03/01/17	80,096	82,053
FNMA	AAA	6.00	03/01/17	35,733	36,369
FNMA	AAA	5.50	04/01/17	87,796	88,228
FNMA	AAA	5.50	05/01/17	65,857	66,181
FNMA	AAA	5.50	05/01/17	45,606	45,831
FNMA	AAA	6.50	05/01/17	40,641	41,634
FNMA	AAA	6.50	06/01/17	78,422	80,339
FNMA	AAA	5.50	06/01/17	45,997	46,223
FNMA	AAA	5.00	04/01/18	1,122,619	1,110,070
FNMA	AAA	4.50	05/01/18	560,950	544,554
FNMA	AAA	5.00	09/01/18	553,997	547,805
FNMA	AAA	4.50	12/01/18	476,531	462,602
FNMA	AAA	4.50	02/01/19	234,134	226,976
FNMA	AAA	4.50	05/01/19	537,953	521,507
FNMA	AAA	4.00	05/01/19	314,976	297,729
FNMA	AAA	4.50	06/01/19	380,545	368,911
FNMA	AAA	6.00	04/01/23	347,107	352,733
FNMA	AAA	6.00	05/01/23	208,911	212,297

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	03/01/24	797,494	794,792
FNMA	AAA	6.00	01/01/25	921,995	935,213
FNMA	AAA	5.50	09/01/25	385,636	384,048
FNMA	AAA	5.00	10/01/25	437,018	426,046
FNMA	AAA	5.50	11/01/26	484,949	482,469
GNMA (1)	AAA	6.50	04/15/31	22,827	23,486
GNMA (1)	AAA	7.00	05/15/31	18,175	19,006
GNMA (1)	AAA	7.00	09/15/31	23,441	24,512
GNMA (1)	AAA	7.00	09/15/31	2,636	2,757
GNMA (1)	AAA	6.50	10/15/31	27,347	28,137
GNMA (1)	AAA	6.50	12/15/31	25,038	25,760
GNMA (1)	AAA	6.50	05/15/32	31,863	32,753
GNMA (1)	AAA	7.00	05/15/32	14,883	15,567
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,111,816
					34,617,519
BASIC MATERIALS (1.7%)
International Paper Co.	BBB	4.25	01/15/09	500,000	490,705
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	489,345
Lyondell Chemical Co.	B+	10.25	11/01/10	500,000	555,000
Monsanto Co.	A-	4.00	05/15/08	500,000	492,996
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	880,000
Temple-Inland, Inc.	BBB	7.88	05/01/12	400,000	433,988
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	514,292
					3,856,326
CONSUMER, CYCLICAL (4.5%)
Belo Corporation	BBB-	8.00	11/01/08	500,000	518,427
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	697,470
Comcast Cable Comm	BBB+	6.20	11/15/08	500,000	507,549
Coors Brewing Co	BBB	6.38	05/15/12	500,000	520,590
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	490,346
Daimlerchrysler	BBB	4.05	06/04/08	250,000	246,248
Dow Jones & Co.	BBB	3.88	02/15/08	250,000	246,238
Ethan Allen Interiors	A-	5.38	10/01/15	500,000	478,160
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	478,693
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	A+	5.40	03/01/16	500,000	488,244
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	484,060
Kellwood, Co.	BB	7.88	07/15/09	750,000	763,852

7

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
May Dept Stores Co.	BBB	4.80	07/15/09	500,000	495,011
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	494,014
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	246,347
Quebecor World, Inc.	B+	4.88	11/15/08	500,000	488,125
RadioShack Corp.	BB	7.38	05/15/11	500,000	522,656
Scholastic Corp.	BB	5.00	04/15/13	500,000	441,339
Stanley Works	A	3.50	11/01/07	250,000	247,217
Target Corp.	A+	5.38	06/15/09	1,000,000	1,008,398
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	255,168
					10,118,166
CONSUMER, NON-CYCLICAL (1.4%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	258,523
Kellogg Co.	BBB+	2.88	06/01/08	500,000	486,005
Kroger Co.	BBB-	4.95	01/15/15	500,000	471,556
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	255,665
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	516,033
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,040,880
					3,028,662
ENERGY (1.3%)
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	488,812
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	473,758
Ocean Energy, Inc.	BBB	4.38	10/01/07	500,000	497,306
Premco Refining Group	BBB	7.50	06/15/15	500,000	516,252
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	476,569
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	490,357
					2,943,054
FINANCIAL (7.5%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	244,120
American Honda Fin.	A+	3.85	11/06/08	500,000	490,164
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,789,270
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	486,006
Brandywine Realty Tr.	BBB-	4.50	11/01/09	500,000	490,265
Capital One Bank	A-	5.75	09/15/10	250,000	253,441
Colonial Properties Tr.	BBB-	4.80	04/01/11	250,000	243,972
Deere Capital Corp.	A	3.90	01/15/08	500,000	494,834
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	248,232
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	500,000	497,500
First Horizon MtgTr	AAA	5.00	06/25/33	847,910	838,531
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	1,500,000	1,414,820

8

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
FleetBoston Financial Group	AA	3.85	02/15/08	250,000	246,915
Ford Motor Credit Co.	B	7.38	10/28/09	1,000,000	998,161
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	248,960
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	2,025,719
GMAC	BB+	0.00	12/01/12	2,500,000	1,693,439
Goldman Sachs Group, Inc.	AA-	3.88	01/15/09	500,000	490,065
HJ Heinz Finance	BBB	6.00	03/15/12	500,000	513,508
Lehman Brothers Hlds.	A+	4.00	01/22/08	500,000	494,358
Markel Corp.	BBB-	6.80	02/15/13	250,000	259,990
Markel Corp.	BBB-	7.00	05/15/08	250,000	253,750
National City Bank	A+	3.38	10/15/07	500,000	494,616
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	247,084
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	257,476
SLM Corp.	A	4.00	01/15/09	500,000	490,867
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	268,991
Wells Fargo & Company	AA+	3.50	04/04/08	250,000	245,752
					16,720,806
HEALTHCARE (0.8%)
Allergan, Inc.	NR	5.75	04/01/16	250,000	255,274
UnitedHealth Group	A	3.38	08/15/07	500,000	496,271
WellPoint, Inc.	BBB+	4.25	12/15/09	500,000	489,785
Wyeth	A	5.50	03/15/13	500,000	504,267
					1,745,597
INDUSTRIAL (2.0%)
Bunge, Ltd.	BBB-	5.35	04/15/14	500,000	482,049
Deluxe Corp.	BB-	3.50	10/01/07	500,000	491,875
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	500,000	469,821
Lafarge Corp.	BBB	6.50	07/15/08	250,000	252,968
Masco Corp.	BBB+	5.88	07/15/12	500,000	506,520
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,298,141
					4,501,374
TECHNOLOGY (0.5%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	522,737
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	502,443
					1,025,180
TELECOMMUNICATIONS (0.4%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	500,000	496,250
Verizon Global	A	4.00	01/15/08	500,000	494,881
					991,131

9

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (1.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	492,668
Kinder Morgan	BB-	5.15	03/01/15	500,000	458,566
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	500,000	482,459
Progress Energy, Inc.	BBB+	5.25	12/15/15	500,000	493,104
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	512,085
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	500,000	488,921
					2,927,803

TOTAL LONG-TERM DEBT SECURITIES (Cost: $89,024,905) 39.3%					87,791,500

*The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.2%)
Caterpillar, Inc.	5.31	04/13/07	5,869,000	5,857,745
UPS	5.22	04/13/07	1,362,000	1,359,429
				7,217,174

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,386,374) 3.2%				7,217,174

TEMPORARY CASH INVESTMENTS** (Cost: $169,200) 0.1%				169,200

TOTAL INVESTMENTS (Cost: $207,456,657) 99.7%				222,735,896

OTHER NET ASSETS 0.3%				561,659

NET ASSETS 100.0%				$223,297,555

Abbreviations :	FHLMC =Federal Home Loan Mortgage Corporation
FNMA =Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

10

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

(1)   U.S. Government guaranteed security.

(2)   Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

**   The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2007 was 4.97%.

The total value of investments not rated or below-investment grade was $8,045,801,  or 3.6%  of the Fund’s total investments as of March 31, 2007.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Composite Fund were as follows:

Unrealized Appreciation	$20,113,609
Unrealized Depreciation	(5,139,579)
Net	$14,974,030
Cost of Investments	$207,761,866

11

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Mid Term Bond Fund (45.1%)	6,904,596	6,526,328
Bond Fund (30.1%)	3,403,963	4,351,075
Equity Index Fund (24.8%)	1,502,168	3,589,327

TOTAL INVESTMENTS (Cost: $14,210,390) 100.0%		14,466,730

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$14,466,730

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Conservative Allocation Fund were as follows:

Unrealized Appreciation	$256,340
Unrealized Depreciation	(131,939)
Net	$124,401
Cost of Investments	$14,342,329

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.1%)	19,383,111	24,776,229
Mid Cap Equity Index Fund (15.0%)	7,458,617	12,290,309
Equity Index Fund (34.8%)	11,975,239	28,614,007
Mid Term Bond Fund (20.1%)	17,474,471	16,517,132

TOTAL INVESTMENTS (Cost: $78,642,584) 100.0%		82,197,677

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$82,197,677

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Moderate Allocation Fund were as follows:

Unrealized Appreciation	$3,888,164
Unrealized Depreciation	(605,612)
Net	$3,282,552
Cost of Investments	$78,915,125

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (44.9%)	14,979,671	35,792,890
Bond Fund (25.2%)	15,714,680	20,087,101
Midcap Equity Index Fund (20.0%)	9,675,393	15,943,113
Small Cap Value Fund (5.0%)	3,126,538	3,984,238
Small Cap Growth Fund (4.9%)	3,270,121	3,957,207

TOTAL INVESTMENTS (Cost: $75,224,520) 100.0%		79,764,549

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$79,764,549

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Aggressive Allocation Fund were as follows:

Unrealized Appreciation	$4,773,222
Unrealized Depreciation	(315,222)
Net	$4,458,000
Cost of Investments	$75,306,549

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.6%)
Federal National Mortgage Association	AAA	5.21	04/18/07	1,500,000	1,496,078

COMMERCIAL PAPER (99.8%)
7 - Eleven, Inc.	A1+/P1	5.23	05/18/07	6,900,000	6,851,807
7 - Eleven, Inc.	A1+/P1	5.42	04/02/07	1,000,000	999,699
7 - Eleven, Inc.	A1+/P1	5.28	05/18/07	295,000	292,922
Abbott Laboratories	A1+/P1	5.28	04/16/07	1,000,000	997,653
Abbott Labs	A1+/P1	5.21	04/03/07	4,000,000	3,998,253
Abbott Labs	A1+/P1	5.23	04/23/07	1,500,000	1,494,974
Abbott Labs	A1+/P1	5.25	04/05/07	1,100,000	1,099,197
Abbott Labs	A1+/P1	5.24	05/02/07	700,000	696,739
Alabama Power Co.	A1/P1	5.25	04/10/07	7,000,000	6,989,778
Alabama Power Co.	A1/P1	5.28	04/18/07	1,300,000	1,296,567
American Express Credit Corp.	A1/P1	5.24	04/11/07	3,300,000	3,294,702
American Express Credit Corp.	A1/P1	5.22	05/01/07	2,000,000	1,990,969
American Express Credit Corp.	A1/P1	5.24	04/06/07	1,600,000	1,598,598
American Express Credit Corp.	A1/P1	5.25	04/06/07	700,000	699,387
Anheuser-Busch Co.	A1/P1	5.25	04/27/07	5,790,000	5,767,175
Anheuser-Busch Co.	A1/P1	5.20	05/30/07	665,000	659,140
Archer Daniels	A1/P1	5.24	04/03/07	2,600,000	2,598,855
Archer Daniels	A1/P1	5.25	04/20/07	500,000	498,538
Archer Daniels Midland	A1/P1	5.25	05/08/07	2,500,000	2,486,122
Archer Daniels Midland	A1/P1	5.24	05/08/07	300,000	298,334
Caterpillar, Inc.	A1/P1	5.33	04/02/07	8,289,000	8,286,545
Coca-Cola Company	A1/P1	5.21	06/14/07	7,000,000	6,922,844
Coca-Cola Company	A1/P1	5.25	04/09/07	600,000	599,211

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Coca-Cola Company	A1/P1	5.25	04/26/07	395,000	393,501
Coca-Cola Enter	A1/P1	5.26	05/04/07	6,000,000	5,970,158
Coca-Cola Enter	A1/P1	5.29	04/12/07	1,100,000	1,098,060
Coca-Cola Enter	A1/P1	5.26	04/16/07	1,000,000	997,657
Colgate-Palmolive Corp	A1+/P1	5.23	04/20/07	7,100,000	7,079,365
Colgate-Palmolive Corp	A1+/P1	5.23	05/03/07	1,000,000	995,205
DuPont EI Nemour (Res)	A1/P1	5.38	04/02/07	8,300,000	8,297,519
Emerson Electric	A1/P1	5.24	04/05/07	4,000,000	3,997,085
Emerson Electric	A1/P1	5.24	04/09/07	1,000,000	998,687
Emerson Electric Co.	A1/P1	5.23	04/10/07	1,920,000	1,917,203
Executive Jets Inc.	A1+/P1	5.20	04/27/07	6,909,000	6,881,872
General Electric Capital Corp.	A1+/P1	5.21	06/04/07	3,415,000	3,382,264

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
General Electric Capital Corp.	A1+/P1	5.22	06/15/07	2,000,000	1,977,632
General Electric Capital Corp.	A1+/P1	5.25	04/09/07	650,000	649,146
General Electric Capital Corp.	A1+/P1	5.24	06/08/07	650,000	643,376
General Electric Capital Corp.	A1+/P1	5.23	06/06/07	600,000	594,072
General Electric Co.	A1+/P1	5.23	05/17/07	700,000	695,189
Hershey Foods	A1/P1	5.23	04/26/07	2,300,000	2,291,311
IBM Capital, Inc.	A1/P1	5.23	04/24/07	5,000,000	4,982,554
IBM Corp.	A1/P1	5.21	05/25/07	2,000,000	1,984,069
JP Morgan Chase Bank	A1+/P1	4.85	04/02/07	1,004,200	1,004,200
Kimberly Clark WW	A1+/P1	5.34	04/02/07	7,250,000	7,247,849
Lowe’s Companies, Inc.	A1/P1	5.32	04/02/07	7,250,000	7,247,857
McCormick And Co., Inc.	A1/P1	5.22	04/13/07	7,000,000	6,986,790
Merck & Co, Inc.	A1+/P1	5.21	04/25/07	2,000,000	1,992,731
Merck & Co, Inc.	A1+/P1	5.23	04/25/07	650,000	647,629

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

Minnesota Mining & Mfg. Co.	A1+/P1	5.20	06/20/07	6,900,000	6,818,133
NSTAR Electric Company	A1/P1	5.27	04/04/07	7,250,000	7,245,754
NSTAR Electric Company	A1/P1	5.28	04/05/07	1,000,000	999,267
National Rural Utilities	A1/P1	5.25	05/02/07	3,100,000	3,085,527
National Rural Utilities	A1/P1	5.24	04/09/07	1,500,000	1,498,026
National Rural Utilities	A1/P1	5.25	04/27/07	1,349,000	1,343,685
National Rural Utilities	A1/P1	5.24	04/11/07	1,000,000	998,393
National Rural Utilities	A1/P1	5.25	04/11/07	285,000	284,542
Nestle Capital Corp	A1+/P1	5.20	04/30/07	6,000,000	5,973,853
Nestle Capital Corp	A1+/P1	5.35	04/02/07	1,100,000	1,099,673
Nestle Capital Corp.	A1+/P1	5.24	04/04/07	1,000,000	999,417
New Jersey Natural Gas	A1/P1	5.25	04/05/07	5,600,000	5,595,914
Novartis Finance	A1+/P1	5.35	04/02/07	7,100,000	7,097,889
PepsiCo Inc.	A1/P1	5.30	04/02/07	7,300,000	7,297,850
PepsiCo Inc.	A1/P1	5.26	04/04/07	1,000,000	999,415
Pitney Bowes	A1/P1	5.24	04/18/07	5,000,000	4,986,894
Pitney Bowes	A1/P1	5.24	04/17/07	2,200,000	2,194,555
Siemens Capital	A1+/P1	5.24	04/12/07	6,500,000	6,488,628
Siemens Capital	A1+/P1	5.30	04/03/07	621,000	620,727
Siemens Capital	A1+/P1	5.25	04/12/07	500,000	499,124
Target Corporation	A1/P1	5.24	04/09/07	7,000,000	6,990,819
UPS	A1+/P1	5.25	04/05/07	7,000,000	6,994,890
UPS	A1+/P1	5.22	04/13/07	625,000	623,820
Unilever Capital	A1/P1	5.24	04/18/07	7,250,000	7,231,002

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Wal-Mart Stores	A1+/P1	5.20	05/08/07	5,000,000	4,972,520
Wal-Mart Stores	A1+/P1	5.23	04/24/07	1,300,000	1,295,467
Wal-Mart Stores	A1+/P1	5.22	04/17/07	1,000,000	997,533
Wal-Mart Stores	A1+/P1	5.21	05/08/07	1,000,000	994,497
XTRA, Inc.	A1+/P1	5.25	04/10/07	4,495,000	4,488,430
XTRA, Inc.	A1+/P1	5.34	04/18/07	1,100,000	1,097,064
XTRA, Inc.	A1+/P1	5.27	04/11/07	1,065,000	1,063,283
XTRA, Inc.	A1+/P1	5.25	04/03/07	700,000	699,693
XTRA, Inc.	A1+/P1	5.25	04/09/07	700,000	699,079
XTRA, Inc.	A1+/P1	5.29	04/09/07	300,000	299,603
					245,945,956

TOTAL INVESTMENTS (Cost: $247,445,105) 100.4%					247,442,034

OTHER NET ASSETS -0.04%					$(998,527)

NET ASSETS 100.0%					$246,443,507

*The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Money Market Fund were as follows:

Unrealized Appreciation	$0
Unrealized Depreciation	0
Net	$0
Cost of Investments	$247,445,105

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.9%)
U.S. Treasury Note	AAA	5.00	08/15/11	1,000,000	1,019,375
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	6,446,613
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,885,175
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,713,044
					15,064,207
U.S. GOVERNMENT AGENCIES (40.1%)
MORTGAGE-BACKED OBLIGATIONS (4.4%)
FHLMC	AAA	7.75	05/01/08	17,298	17,426
FHLMC	AAA	6.00	10/01/08	12,181	12,198
FHLMC	AAA	5.50	04/01/09	33,700	33,601
FHLMC	AAA	5.50	06/01/09	29,695	29,633
FHLMC	AAA	8.25	10/01/09	1,144	1,149
FHLMC	AAA	6.50	11/01/09	8,687	8,789
FHLMC	AAA	6.00	11/01/10	26,291	26,420
FHLMC	AAA	7.00	02/01/14	73,117	75,703
FHLMC	AAA	6.50	04/01/14	154,639	159,079
FHLMC	AAA	8.00	05/01/14	2,352	2,367
FHLMC	AAA	6.00	07/01/16	15,832	16,213
FHLMC	AAA	5.00	06/15/17	3,000,000	2,984,937
FHLMC	AAA	8.50	09/01/17	5,825	5,850
FHLMC	AAA	8.00	09/01/18	14,930	15,064
FHLMC	AAA	6.00	02/01/19	49,596	50,572
FHLMC	AAA	7.50	03/15/21	24,967	24,916
FHLMC	AAA	4.50	03/15/22	31,715	31,648
FHLMC	AAA	4.00	11/15/26	303,176	298,802
FNMA	AAA	7.00	04/25/07	113	113
FNMA	AAA	7.75	03/01/08	3,144	3,163
FNMA	AAA	8.00	04/01/08	3,719	3,782
FNMA	AAA	6.00	09/01/08	13,433	13,457
FNMA	AAA	7.50	09/01/08	4,677	4,686
FNMA	AAA	5.50	11/01/08	20,719	20,650
FNMA	AAA	5.50	12/01/08	6,221	6,201
FNMA	AAA	7.50	01/01/09	903	907
FNMA	AAA	5.50	02/01/09	13,808	13,762
FNMA	AAA	6.00	07/01/09	22,338	22,379
FNMA	AAA	8.50	12/01/09	11,680	12,070
FNMA	AAA	8.25	01/01/10	4,466	4,509
FNMA	AAA	6.00	01/01/11	10,833	10,853
FNMA	AAA	6.00	09/01/12	48,454	49,231

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	6.50	08/01/13	36,662	37,244
FNMA	AAA	8.75	09/01/16	8,894	9,041
FNMA	AAA	8.00	06/01/17	2,003	2,067
FNMA	AAA	4.50	10/25/17	551,709	547,470
FNMA	AAA	6.50	01/25/23	4,642	4,627
FNMA	AAA	6.50	12/25/23	105,823	106,008
FNMA	AAA	4.00	11/25/26	56,115	55,371
GNMA (1)	AAA	7.50	07/15/07	1,008	1,011
GNMA (1)	AAA	7.00	08/15/07	3,866	3,872
GNMA (1)	AAA	7.50	05/20/08	4,985	5,018
GNMA (1)	AAA	6.00	11/15/08	24,834	24,906
GNMA (1)	AAA	6.00	06/15/09	11,085	11,162
GNMA (1)	AAA	9.00	03/15/10	2,225	2,346
					4,770,273
NON-MORTGAGE-BACKED OBLIGATION (35.7%)
FFCB	AAA	5.10	08/05/13	5,000,000	5,052,510
FHLB	AAA	3.00	04/15/09	3,500,000	3,374,116
FHLB	AAA	3.75	08/18/09	3,500,000	3,415,976
FHLB	AAA	5.75	05/15/12	3,200,000	3,328,234
FHLMC	AAA	6.63	09/15/09	5,000,000	5,202,505
FHLMC	AAA	5.63	03/15/11	2,750,000	2,826,992
FHLMC	AAA	5.00	07/15/14	5,500,000	5,533,352
FNMA	AAA	3.25	02/15/09	500,000	485,460
FNMA	AAA	4.25	05/15/09	2,000,000	1,975,624
FNMA	AAA	6.63	09/15/09	5,500,000	5,722,662
FNMA	AAA	4.38	09/15/12	1,750,000	1,710,226
					38,627,657
BASIC MATERIALS (2.2%)
Bemis Co.	A	4.88	04/01/12	500,000	489,927
International Paper Co.	BBB	4.25	01/15/09	250,000	245,353
International Paper Co.	BBB	3.80	04/01/08	200,000	196,548
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	489,345
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	202,312
Praxair, Inc.	A	2.75	06/15/08	210,000	204,051
Temple-Inland, Inc.	BBB	7.88	05/01/12	250,000	271,243
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	257,146
					2,355,925

2

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (7.2%)
Belo Corporation	BBB-	8.00	11/01/08	150,000	155,528
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	464,980
Centex Corp.	BBB	4.75	01/15/08	200,000	198,952
Comcast Cable Comm	BBB+	6.20	11/15/08	200,000	203,019
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	490,346
Daimlerchrysler	BBB	4.05	06/04/08	400,000	393,997
Dow Jones & Co.	BBB	3.88	02/15/08	150,000	147,743
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	478,693
Home Depot, Inc.	A+	5.40	03/01/16	250,000	244,122
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	242,030
Leggett & Platt	A+	4.70	04/01/13	750,000	718,203
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	247,506
May Dept Stores Co.	BBB	3.95	07/15/07	140,000	139,287
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	494,014
Nordstrom, Inc.	A	5.63	01/15/09	175,000	176,103
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	246,347
RadioShack Corp.	BB	7.38	05/15/11	400,000	418,124
Scholastic Corp.	BB	5.00	04/15/13	250,000	220,669
Stanley Works	A	3.50	11/01/07	250,000	247,217
Target Corp.	A+	5.38	06/15/09	1,000,000	1,008,398
Wendy’s International, Inc.	BB+	6.25	11/15/11	300,000	301,296
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	510,337
					7,746,911
CONSUMER, NON-CYCLICAL (3.7%)
Anheuser-Busch Cos., Inc.	A	4.70	04/15/12	100,000	97,594
CVS Corp.	BBB+	6.13	08/15/16	500,000	517,046
Clorox Co.	A-	5.00	01/15/15	300,000	290,770
Clorox Co.	A-	4.20	01/15/10	250,000	244,470
Coca Cola Bottle Consolidated	BBB	6.38	05/01/09	200,000	204,308
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	152,844
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	198,127
Hershey Food Corp.	A+	4.85	08/15/15	500,000	482,307
Kroger Co.	BBB-	4.95	01/15/15	500,000	471,556
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	153,399
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	491,732
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	258,016
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	193,785
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	260,220
					4,016,174

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
ENERGY (5.0%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	521,574
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	488,812
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	473,758
Dominion Resources	BBB	4.13	02/15/08	200,000	197,918
Halliburton Co.	BBB+	5.50	10/15/10	500,000	505,399
Halliburton Co.	BBB+	5.63	12/01/08	200,000	201,023
Noble Corp.		5.88	06/01/13	500,000	509,275
Ocean Energy, Inc.	BBB	4.38	10/01/07	450,000	447,575
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	590,063
Premco Refining Group	BBB	7.50	06/15/15	500,000	516,252
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	476,569
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	490,357
					5,418,575
FINANCIAL (12.7%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	244,120
American Honda Fin.	A+	3.85	11/06/08	700,000	686,230
Bank of America Corp.	AA-	5.75	08/15/16	500,000	508,634
Bank of America Corp.	AA	5.38	08/15/11	250,000	252,854
Bank of Oklahoma	BBB+	7.13	08/15/07	600,000	603,373
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	486,006
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	245,132
CIT Group, Inc.	A	5.80	07/28/11	250,000	254,558
Capital One Bank	A-	5.75	09/15/10	250,000	253,441
Capital One Bank	A-	4.88	05/15/08	200,000	199,252
Colonial Properties Tr.	BBB-	4.80	04/01/11	300,000	292,766
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	248,232
Fifth Third Bank	AA-	3.38	08/15/08	200,000	195,289
First Tennessee Bank	A-	5.75	12/01/08	200,000	201,389
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	125,000	117,901
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	748,621
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	196,619
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	248,960
GE Capital Corp.	AAA	5.00	01/08/16	500,000	488,756
HJ Heinz Finance	BBB	6.00	03/15/12	250,000	256,754
Health Care Property	BBB	4.88	09/15/10	500,000	489,876
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	196,492
Huntington National Bank	A-	3.13	05/15/08	200,000	195,371
IBM Corp.	A+	3.80	02/01/08	100,000	98,888
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	198,152

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
JP Morgan Chase Bank	AA-	5.60	06/01/11	250,000	254,221
Lehman Brothers Hlds.	A+	5.75	07/18/11	250,000	255,133
MACK-CALI Realty LP	BBB	5.80	01/15/16	500,000	503,367
Markel Corp.	BBB-	7.00	05/15/08	150,000	152,251
Merrill Lynch	AA-	3.13	07/15/08	200,000	194,767
MetLife, Inc.	A	5.00	11/24/13	250,000	247,542
National City Bank	A+	3.38	10/15/07	250,000	247,308
Nationwide Hlt Prop	BBB-	7.60	11/20/28	350,000	378,174
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	514,953
SLM Corp.	A	4.00	01/15/09	500,000	490,867
Simon Property Gp.	A-	4.88	08/15/10	500,000	495,165
Simon Property Gp.	A-	5.38	08/28/08	200,000	199,992
Textron Financial Corp.	A-	5.13	02/03/11	250,000	249,940
Toronto-Dominion Bank	AA-	6.50	08/15/08	100,000	101,726
Union Planters Corp.	A	4.38	12/01/10	250,000	244,629
Vornado Realty Trust	BBB	5.63	06/15/07	145,000	144,941
Wachovia Bank	AA-	5.60	03/15/16	500,000	503,479
Wachovia Corp.	AA-	3.50	08/15/08	200,000	195,350
Western Union Co.	A-	5.40	11/17/11	500,000	500,777
					13,782,248
HEALTHCARE (3.0%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	509,885
Allergan, Inc.	NR	5.75	04/01/16	500,000	510,549
Baxter International, Inc.	A	4.63	03/15/15	250,000	237,483
Boston Scientific Corp.	BBB	4.25	01/12/11	500,000	477,364
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	491,609
Thermo Fisher Scientific Inc	BBB+	7.63	10/30/08	140,000	144,325
UnitedHealth Group	A	3.38	08/15/07	200,000	198,508
WellPoint, Inc.	BBB+	5.00	01/15/11	500,000	497,483
WellPoint, Inc.	BBB+	4.25	12/15/09	200,000	195,914
					3,263,120
INDUSTRIAL (6.9%)
Bunge, Ltd.	BBB-	4.38	12/15/08	200,000	196,799
Burlington North Santa Fe	BBB	4.30	07/01/13	500,000	470,506
Danaher Corp.	A+	6.00	10/15/08	200,000	201,280
Deluxe Corp.	BB-	3.50	10/01/07	750,000	737,813
Dun & Bradstreet	A-	5.50	03/15/11	500,000	504,048
ERP Operating LP	A-	5.38	08/01/16	500,000	496,112
FedEx Corp.	BBB	3.50	04/01/09	200,000	193,756

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (Cont’d.)
Fisher Scientific Intl.	BBB	6.13	07/01/15	500,000	501,214
General Dynamics Corp.	A	3.00	05/15/08	200,000	195,485
Harley Davidson Funding	A+	3.63	12/15/08	400,000	389,796
Lafarge Corp.	BBB	6.50	07/15/08	100,000	101,187
Masco Corp.	BBB+	4.80	06/15/15	500,000	459,071
Masco Corp.	BBB+	5.88	07/15/12	300,000	303,912
Nissan Mtr Accep Corp	BBB+	5.63	03/14/11	500,000	503,096
Raytheon Co.	BBB+	4.50	11/15/07	200,000	198,942
Southwest Airlines Co.	A	5.25	10/01/14	500,000	483,738
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	514,704
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	470,432
Union Pacific Corp.	BBB	5.75	10/15/07	120,000	120,190
Waste MGT Inc.	BBB	5.00	03/15/14	500,000	481,589
					7,523,670
TECHNOLOGY (1.1%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	251,221
First Data Corp.	A	3.38	08/01/08	100,000	97,452
General Dynamics Corporation	A	4.50	08/15/10	500,000	493,112
Motorola, Inc.	A-	5.80	10/15/08	200,000	202,094
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	201,417
					1,245,296
TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	248,125

UTILITIES (2.5%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	196,036
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	492,668
Exelon Corp.	A-	3.50	05/01/08	150,000	147,335
Kinder Morgan	BB-	5.15	03/01/15	250,000	229,283
PNM Resources, Inc.	BBB	4.40	09/15/08	135,000	133,323
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	250,000	241,229
Progress Energy, Inc.	BBB+	5.95	03/01/09	200,000	202,796
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	196,503
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	512,085
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	400,000	391,136
					2,742,394

TOTAL LONG-TERM DEBT SECURITIES (Cost: $107,270,996) 98.5%					106,804,575

* Ratings as per Standard & Poor’s Corporation.

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Caterpillar, Inc.	5.31	04/13/07	511,000	510,020

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $510,020) 0.5%				510,020

TOTAL INVESTMENTS (Cost: $107,781,016) 99.0%				107,314,595

OTHER NET ASSETS 0.1%				1,046,231

NET ASSETS 100.0%				$108,360,826

(1) U.S. Government guaranteed security.

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
NR= Not Rated

The total value of investments not rated or below-investment grade was $3,166,355, or 3.0 % of the Fund’s total investments as of March 31, 2007.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Mid-Term Bond Fund were as follows:

Unrealized Appreciation	$570,252
Unrealized Depreciation	(1,036,652)
Net	$(466,400)
Cost of Investments	$107,780,995

7

MUTUAL OF AMERICA INVESTMENT CORPORATION ( BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.8%)
U.S. Treasury Strip	AAA	0.00	02/15/17	15,000,000	9,437,880
U.S. Treasury Strip	AAA	0.00	05/15/14	10,000,000	7,213,950
					16,651,830
U.S. GOVERNMENT AGENCIES (39.1%)
MORTGAGE-BACKED OBLIGATIONS (35.1%)
FHLMC	AAA	5.79	03/01/37	1,800,000	1,803,164
FHLMC	AAA	5.50	12/15/20	3,500,000	3,474,569
FHLMC	AAA	4.00	10/15/26	400,000	390,549
FHLMC	AAA	6.00	07/15/29	1,785,369	1,817,927
FNMA	AAA	8.00	03/01/31	133,694	141,213
FNMA	AAA	7.00	09/01/31	207,024	215,752
FNMA	AAA	7.00	11/01/31	207,744	216,502
FNMA	AAA	6.00	04/01/32	591,976	599,420
FNMA	AAA	6.00	04/01/32	550,036	556,954
FNMA	AAA	6.50	04/01/32	511,418	525,799
FNMA	AAA	7.50	04/01/32	220,193	229,853
FNMA	AAA	8.00	04/01/32	135,657	143,347
FNMA	AAA	8.00	04/01/32	47,241	49,904
FNMA	AAA	6.50	05/01/32	2,322,008	2,387,303
FNMA	AAA	6.00	05/01/32	2,220,560	2,248,485
FNMA	AAA	6.50	05/01/32	693,838	713,349
FNMA	AAA	7.50	06/01/32	638,452	666,461
FNMA	AAA	7.00	06/01/32	146,557	152,724
FNMA	AAA	6.00	04/01/33	2,578,372	2,610,798
FNMA	AAA	5.00	06/01/33	2,461,191	2,384,158
FNMA	AAA	5.50	07/01/33	4,094,078	4,060,531
FNMA	AAA	5.50	09/01/33	2,190,492	2,172,543
FNMA	AAA	5.50	10/01/33	2,595,667	2,574,398
FNMA	AAA	5.00	11/01/33	3,673,392	3,558,418
FNMA	AAA	5.00	01/01/34	2,798,683	2,711,087
FNMA	AAA	5.50	03/01/34	1,976,082	1,959,890
FNMA	AAA	5.00	03/01/34	1,385,601	1,342,233
FNMA	AAA	5.50	03/01/34	984,036	975,973
FNMA	AAA	5.00	04/01/34	1,995,954	1,931,865
FNMA	AAA	5.00	04/01/34	718,100	695,043
FNMA	AAA	4.50	05/01/34	1,221,495	1,149,450
FNMA	AAA	4.50	06/01/34	2,296,486	2,161,037
FNMA	AAA	5.50	07/01/34	2,639,954	2,616,791
FNMA	AAA	5.50	09/01/34	1,946,923	1,929,841

1

MUTUAL OF AMERICA INVESTMENT CORPORATION ( BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	09/01/34	782,903	776,033
FNMA	AAA	5.50	10/01/34	4,610,799	4,570,343
FNMA	AAA	6.00	11/01/34	2,108,961	2,130,217
FNMA	AAA	5.50	02/01/35	1,557,985	1,544,316
FNMA	AAA	5.50	02/01/35	1,254,064	1,242,227
FNMA	AAA	5.00	04/01/35	2,291,583	2,216,252
FNMA	AAA	5.50	04/01/35	1,860,339	1,842,779
FNMA	AAA	5.00	06/01/35	1,744,418	1,687,073
FNMA	AAA	5.50	08/01/35	3,907,157	3,870,277
FNMA	AAA	5.00	09/01/35	5,407,456	5,229,697
FNMA	AAA	6.50	09/01/36	1,868,746	1,915,100
FNMA	AAA	6.00	12/01/36	2,250,061	2,266,786
FNMA	AAA	6.00	01/01/37	2,321,956	2,339,215
FNMA	AAA	6.00	02/25/47	1,405,064	1,423,553
FNMA	AAA	6.50	09/01/16	153,800	157,650
FNMA	AAA	6.50	03/01/17	1,067,941	1,094,039
FNMA	AAA	6.00	03/01/17	454,856	462,957
FNMA	AAA	5.50	04/01/17	321,920	323,504
FNMA	AAA	5.50	05/01/17	611,126	614,134
FNMA	AAA	5.50	05/01/17	263,428	264,725
FNMA	AAA	6.50	05/01/17	168,369	172,483
FNMA	AAA	5.00	04/01/18	601,403	594,680
FNMA	AAA	4.50	05/01/18	2,664,514	2,586,630
FNMA	AAA	5.00	09/01/18	1,938,990	1,917,316
FNMA	AAA	4.50	12/01/18	1,361,518	1,321,720
FNMA	AAA	4.50	02/01/19	1,003,430	972,754
FNMA	AAA	4.00	05/01/19	2,582,801	2,441,375
FNMA	AAA	4.50	05/01/19	659,426	639,267
FNMA	AAA	4.50	06/01/19	1,739,633	1,686,451
FNMA	AAA	4.50	06/01/19	933,192	904,663
FNMA	AAA	5.00	09/01/20	2,354,539	2,322,826
FNMA	AAA	5.00	10/01/20	3,042,081	3,001,108
FNMA	AAA	6.00	05/01/23	2,055,922	2,089,242
FNMA	AAA	5.50	03/01/24	3,739,676	3,727,006
FNMA	AAA	6.00	01/01/25	1,049,167	1,064,207
FNMA	AAA	5.50	09/01/25	1,710,210	1,703,171
FNMA	AAA	5.00	10/01/25	1,748,071	1,704,184
FNMA	AAA	5.50	11/01/26	2,230,766	2,219,357

2

MUTUAL OF AMERICA INVESTMENT CORPORATION ( BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
GNMA (1)	AAA	6.50	04/15/31	85,220	87,680
GNMA (1)	AAA	7.00	09/15/31	84,749	88,621
GNMA (1)	AAA	7.00	09/15/31	36,157	37,809
GNMA (1)	AAA	6.50	12/15/31	356,787	367,085
GNMA (1)	AAA	6.50	05/15/32	121,659	125,058
GNMA (1)	AAA	7.00	05/15/32	57,878	60,537
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,111,816
					122,085,254
NON-MORTGAGE-BACKED OBLIGATION (4.0%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	4,072,280
FHLMC	AAA	5.20	03/05/19	10,000,000	9,804,830
					13,877,110
BASIC MATERIALS (4.7%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,962,820
Lubrizol Corp.	BBB-	5.50	10/01/14	2,000,000	1,957,380
Lyondell Chemical Co.	B+	10.25	11/01/10	5,000,000	5,550,000
Monsanto Co.	A-	4.00	05/15/08	1,500,000	1,478,988
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,300,000
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,057,168
					16,306,356
CONSUMER, CYCLICAL (12.5%)
Belo Corporation	BBB-	8.00	11/01/08	2,000,000	2,073,706
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,859,920
Comcast Cable Comm	BBB+	6.20	11/15/08	2,000,000	2,030,194
Coors Brewing Co	BBB	6.38	05/15/12	2,000,000	2,082,360
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,961,382
Daimlerchrysler	BBB	4.05	06/04/08	1,000,000	984,992
Dow Jones & Co.	BBB	3.88	02/15/08	1,000,000	984,950
Ethan Allen Interiors	A-	5.38	10/01/15	2,000,000	1,912,638
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	478,693
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	A+	5.40	03/01/16	2,000,000	1,952,976
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,420,298
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	4,073,876
Leggett & Platt	A+	4.70	04/01/13	2,000,000	1,915,208
May Dept Stores Co.	BBB	4.80	07/15/09	2,000,000	1,980,044
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,470,070
Pulte Homes, Inc.	BBB	4.88	07/15/09	2,000,000	1,970,772

3

MUTUAL OF AMERICA INVESTMENT CORPORATION ( BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
Quebecor World, Inc.	B+	4.88	11/15/08	1,500,000	1,464,375
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,090,622
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,765,354
Stanley Works	A	3.50	11/01/07	250,000	247,217
Target Corp.	A+	5.38	06/15/09	3,250,000	3,277,294
Wendy’s International, Inc.	BB+	6.25	11/15/11	1,500,000	1,506,479
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,041,346
					43,544,801
CONSUMER, NON-CYCLICAL (3.1%)
CVS Corp.	BBB+	6.13	08/15/16	2,000,000	2,068,182
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,944,020
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,886,222
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,045,322
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	983,464
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,064,130
					10,991,340
ENERGY (2.8%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	521,574
Anadarko Petroleum	BBB-	3.25	05/01/08	2,000,000	1,955,248
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,895,030
Ocean Energy, Inc.	BBB	4.38	10/01/07	1,750,000	1,740,571
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,065,006
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	1,500,000	1,471,070
					9,648,499
FINANCIAL (17.7%)
American Honda Fin.	A+	3.85	11/06/08	2,000,000	1,960,660
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,964,235
Brandywine Realty Tr.	BBB-	4.50	11/01/09	2,000,000	1,961,062
Capital One Bank	A-	5.75	09/15/10	2,000,000	2,027,534
Colonial Properties Tr.	BBB-	4.80	04/01/11	1,500,000	1,463,835
Deere Capital Corp.	A	3.90	01/15/08	2,500,000	2,474,173
Developers Divers Rlty.	BBB	5.00	05/03/10	2,000,000	1,985,860
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,053,240
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,487,500
First Horizon Mtg.Tr.	AAA	5.00	06/25/33	2,419,371	2,392,613
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,716,070
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	2,994,486
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	995,845
GMAC	BB+	0.00	12/01/12	10,000,000	6,773,760

4

MUTUAL OF AMERICA INVESTMENT CORPORATION ( BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
HJ Heinz Finance	BBB	6.00	03/15/12	2,000,000	2,054,036
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,039,961
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,015,004
National City Bank	A+	3.38	10/15/07	2,250,000	2,225,770
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,029,905
SLM Corp.	A	4.00	01/15/09	2,250,000	2,208,898
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	806,971
Simon Property Group	A-	7.88	03/15/16	5,000,000	5,803,224
Union Planters Bank	A+	5.13	06/15/07	2,000,000	1,998,935
					61,433,577
HEALTHCARE (2.4%)
Allergan, Inc.	NR	5.75	04/01/16	2,000,000	2,042,194
UnitedHealth Group	A	3.38	08/15/07	2,500,000	2,481,355
WellPoint, Inc.	BBB+	4.25	12/15/09	2,000,000	1,959,140
Wyeth	A	5.50	03/15/13	1,750,000	1,764,935
					8,247,624
INDUSTRIAL (5.2%)
Bunge, Ltd.	BBB-	5.35	04/15/14	2,000,000	1,928,194
Deluxe Corp.	BB-	3.50	10/01/07	1,500,000	1,475,625
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	2,000,000	1,879,284
Fisher Scientific Intl.	BBB	6.13	07/01/15	1,500,000	1,503,641
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,770,778
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	2,026,080
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,660,470
					18,244,072
TECHNOLOGY (1.2%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,090,946
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,009,770
					4,100,716
TELECOMMUNICATIONS (1.7%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,108,522
Nextel Communications, Inc.	BBB	5.25	01/15/10	2,000,000	1,985,000
Verizon Global	A	4.00	01/15/08	2,000,000	1,979,524
					6,073,046
UTILITIES (2.9%)
Duke Energy Corp.	BBB+	4.50	04/01/10	750,000	739,001
Kinder Morgan	BB-	5.15	03/01/15	2,000,000	1,834,264
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	2,000,000	1,929,834
Progress Energy, Inc.	BBB+	5.25	12/15/15	2,000,000	1,972,416

5

MUTUAL OF AMERICA INVESTMENT CORPORATION ( BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (Cont’d.)
Telecom de Puerto Rico	BBB+	6.80	05/15/09	1,500,000	1,536,255
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	2,000,000	1,955,682
					9,967,452

TOTAL LONG-TERM DEBT SECURITIES (Cost: $342,213,859) 98.1%					341,171,677

*Ratings as per Standard & Poor’s Corporation.

6

MUTUAL OF AMERICA INVESTMENT CORPORATION ( BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2007

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Nestle Capital Corp.	5.34	04/02/07	4,760,000	4,758,588

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,758,588) 1.4%				4,758,588

TOTAL INVESTMENTS (Cost: $346,972,447) 99.5%				345,930,265

OTHER NET ASSETS 0.5%				1,690,103

NET ASSETS 100.0%				$347,620,368

Abrreviations:	FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
NR = Not Rated

(1) U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was $37,358,570, or 10.8 % of the Fund’s total investments as of March 31, 2007.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2007 for the Bond Fund were as follows:

Unrealized Appreciation	$4,454,990
Unrealized Depreciation	(5,497,172)
Net	$(1,042,182)
Cost of Investments	$346,972,447

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 29, 2007

By:	/s/ JOHN R. GREED
John R. Greed
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 29, 2007